UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products

VIP Asset Manager Portfolio

VIP Asset Manager: Growth® Portfolio

VIP Balanced Portfolio

VIP High Income Portfolio

VIP Money Market Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses
VIP Asset Manager	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Asset Manager: Growth	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Balanced	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP High Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Money Market	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
VIP Asset Manager
Initial Class
Actual	$ 1,000.00	$ 1,075.40	$ 3.24
HypotheticalA	$ 1,000.00	$ 1,021.67	$ 3.16
Service Class
Actual	$ 1,000.00	$ 1,074.00	$ 3.81
HypotheticalA	$ 1,000.00	$ 1,021.12	$ 3.71
Service Class 2
Actual	$ 1,000.00	$ 1,073.20	$ 4.57
HypotheticalA	$ 1,000.00	$ 1,020.38	$ 4.46
Investor Class
Actual	$ 1,000.00	$ 1,074.20	$ 3.86
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
VIP Asset Manager: Growth
Initial Class
Actual	$ 1,000.00	$ 1,097.60	$ 3.85
HypotheticalA	$ 1,000.00	$ 1,021.12	$ 3.71
Service Class
Actual	$ 1,000.00	$ 1,097.10	$ 4.37
HypotheticalA	$ 1,000.00	$ 1,020.63	$ 4.21
Service Class 2
Actual	$ 1,000.00	$ 1,096.20	$ 5.30
HypotheticalA	$ 1,000.00	$ 1,019.74	$ 5.11
Investor Class
Actual	$ 1,000.00	$ 1,097.00	$ 4.52
HypotheticalA	$ 1,000.00	$ 1,020.48	$ 4.36
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
VIP Balanced
Initial Class
Actual	$ 1,000.00	$ 1,082.30	$ 2.99
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91
Service Class
Actual	$ 1,000.00	$ 1,082.60	$ 3.56
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
Service Class 2
Actual	$ 1,000.00	$ 1,081.30	$ 4.28
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16
Investor Class
Actual	$ 1,000.00	$ 1,082.20	$ 3.56
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
VIP High Income
Initial Class
Actual	$ 1,000.00	$ 1,029.90	$ 3.42
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Service Class
Actual	$ 1,000.00	$ 1,030.10	$ 3.93
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2
Actual	$ 1,000.00	$ 1,028.80	$ 4.68
HypotheticalA	$ 1,000.00	$ 1,020.18	$ 4.66
Initial Class R
Actual	$ 1,000.00	$ 1,030.00	$ 3.42
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Service Class R
Actual	$ 1,000.00	$ 1,028.50	$ 3.97
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2R
Actual	$ 1,000.00	$ 1,028.80	$ 4.83
HypotheticalA	$ 1,000.00	$ 1,020.03	$ 4.81
Investor Class
Actual	$ 1,000.00	$ 1,030.00	$ 3.77
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
VIP Money Market
Initial Class
Actual	$ 1,000.00	$ 1,025.60	$ 1.66
HypotheticalA	$ 1,000.00	$ 1,023.16	$ 1.66
Service Class
Actual	$ 1,000.00	$ 1,025.00	$ 2.21
HypotheticalA	$ 1,000.00	$ 1,022.61	$ 2.21
Service Class 2
Actual	$ 1,000.00	$ 1,024.30	$ 2.91
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91
Investor Class
Actual	$ 1,000.00	$ 1,025.30	$ 1.96
HypotheticalA	$ 1,000.00	$ 1,022.86	$ 1.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Annualized Expense Ratio
VIP Asset Manager
Initial Class	.63%
Service Class	.74%
Service Class 2.89%
Investor Class	.75%
VIP Asset Manager: Growth
Initial Class	.74%
Service Class	.84%
Service Class 2	1.02%
Investor Class	.87%
VIP Balanced
Initial Class	.58%
Service Class	.69%
Service Class 2.83%
Investor Class	.69%
VIP High Income
Initial Class	.68%
Service Class	.78%
Service Class 2.93%
Initial Class R	.68%
Service Class R	.79%
Service Class 2R	.96%
Investor Class	.75%
VIP Money Market
Initial Class	.33%
Service Class	.44%
Service Class 2.58%
Investor Class	.39%

Semiannual Report

VIP Asset Manager Portfolio

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Research In Motion Ltd.	1.2	0.7
Valero Energy Corp.	1.2	0.8
Monsanto Co.	1.2	0.8
AT&T, Inc.	1.0	1.0
Ultra Petroleum Corp.	0.9	0.8
	5.5
Top Five Bond Issuers as of June 30, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.7	5.7
Fannie Mae	9.4	10.2
Freddie Mac	2.7	2.4
Government National Mortgage Association	0.8	0.9
Morgan Stanley Capital I Trust	0.4	0.0
	23.0
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	10.8	9.1
Financials	8.9	12.6
Information Technology	7.7	6.9
Consumer Discretionary	6.0	7.5
Materials	5.7	3.4
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stock Class and Equity Futures 49.0%		Stock Class and Equity Futures 50.1%
	Bond Class 47.4%		Bond Class 44.4%
	Short-Term Class 3.6%		Short-Term Class 5.5%
* Foreign investments	17.2%	** Foreign investments	18.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

VIP Asset Manager Portfolio

VIP Asset Manager Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.1%
	Shares	Value
CONSUMER DISCRETIONARY - 4.1%
Diversified Consumer Services - 0.3%
Sotheby's Class A (ltd. vtg.)	138,800	$ 6,387,576
Hotels, Restaurants & Leisure - 1.3%
Burger King Holdings, Inc.	252,000	6,637,680
CKE Restaurants, Inc.	77,000	1,545,390
Hilton Hotels Corp.	109,900	3,678,353
McDonald's Corp.	148,200	7,522,632
Nissin Healthcare Food Service Co.	29,700	385,840
Starwood Hotels & Resorts Worldwide, Inc.	42,100	2,823,647
Vail Resorts, Inc. (a)	48,700	2,964,369
		25,557,911
Household Durables - 0.1%
Koninklijke Philips Electronics NV	38,100	1,612,392
Internet & Catalog Retail - 0.6%
Priceline.com, Inc. (a)	161,100	11,074,014
Media - 0.3%
Comcast Corp. Class A (special) (non-vtg.)	77,450	2,165,502
SES SA FDR unit	63,862	1,382,893
Virgin Media, Inc.	103,650	2,525,951
		6,074,346
Multiline Retail - 0.3%
Kohl's Corp. (a)	36,800	2,613,904
Saks, Inc.	151,600	3,236,660
		5,850,564
Specialty Retail - 0.3%
PETsMART, Inc.	99,700	3,235,265
Tiffany & Co., Inc.	41,500	2,201,990
		5,437,255
Textiles, Apparel & Luxury Goods - 0.9%
Burberry Group PLC	124,100	1,712,040
Coach, Inc. (a)	86,000	4,075,540
Crocs, Inc. (a)(d)	77,000	3,313,310
Polo Ralph Lauren Corp. Class A	32,300	3,168,953
VF Corp.	59,700	5,467,326
		17,737,169
TOTAL CONSUMER DISCRETIONARY		79,731,227
CONSUMER STAPLES - 1.6%
Food Products - 0.7%
Cresud S.A.C.I.F. y A. sponsored ADR	44,500	951,855
Nestle SA sponsored ADR	19,200	1,836,480
Nutreco Holding NV	21,900	1,604,977
Saskatchewan Wheat Pool, Inc. (a)	7,300	75,313
Saskatchewan Wheat Pool, Inc. (a)(e)	204,600	2,110,823
Tyson Foods, Inc. Class A	309,700	7,135,488
		13,714,936

	Shares	Value
Personal Products - 0.3%
Avon Products, Inc.	30,700	$ 1,128,225
Bare Escentuals, Inc.	87,600	2,991,540
Kose Corp.	80,600	2,283,972
		6,403,737
Tobacco - 0.6%
Altria Group, Inc.	138,500	9,714,390
Philip Morris CR AS	3,205	1,666,286
		11,380,676
TOTAL CONSUMER STAPLES		31,499,349
ENERGY - 9.2%
Energy Equipment & Services - 2.1%
GlobalSantaFe Corp.	21,500	1,553,375
Nabors Industries Ltd. (a)	113,800	3,798,644
Oceaneering International, Inc. (a)	90,100	4,742,864
Schlumberger Ltd. (NY Shares)	97,800	8,307,132
Smith International, Inc.	88,100	5,166,184
Transocean, Inc. (a)	80,500	8,531,390
W-H Energy Services, Inc. (a)	23,600	1,461,076
Weatherford International Ltd. (a)	111,900	6,181,356
		39,742,021
Oil, Gas & Consumable Fuels - 7.1%
Apache Corp.	48,900	3,989,751
Cabot Oil & Gas Corp.	205,000	7,560,400
Cameco Corp.	227,700	11,542,643
Canadian Natural Resources Ltd.	30,800	2,046,491
China Coal Energy Co. Ltd. (H Shares)	182,000	272,795
DMCI Holdings, Inc.	2,135,000	434,206
EOG Resources, Inc.	76,300	5,574,478
Exxon Mobil Corp.	187,400	15,719,112
Marathon Oil Corp.	160,000	9,593,600
NuVista Energy Ltd. (a)	43,100	586,670
Petroplus Holdings AG	118,710	12,224,720
ProEx Energy Ltd. (a)	55,800	785,731
Quicksilver Resources, Inc. (a)	19,700	878,226
Range Resources Corp.	14,200	531,222
Semirara Mining Corp.	814,700	511,171
Suncor Energy, Inc.	14,100	1,270,158
Sunoco, Inc.	115,200	9,179,136
Tesoro Corp.	93,700	5,354,955
Ultra Petroleum Corp. (a)	327,700	18,102,148
Uranium One, Inc.	225,900	2,877,694
Valero Energy Corp.	304,700	22,505,142
Williams Companies, Inc.	163,300	5,163,546
		136,703,995
TOTAL ENERGY		176,446,016
FINANCIALS - 4.2%
Capital Markets - 1.1%
Charles Schwab Corp.	154,100	3,162,132
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	55,500	$ 7,352,085
Goldman Sachs Group, Inc.	20,800	4,508,400
Julius Baer Holding AG (Bearer)	38,904	2,799,330
Pampa Holding SA (a)	765,827	686,074
T. Rowe Price Group, Inc.	38,800	2,013,332
		20,521,353
Commercial Banks - 1.2%
Banco Bradesco SA (PN) sponsored ADR	277,800	6,697,758
Banco Daycoval SA	95,600	862,337
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	199,800	8,879,112
Raiffeisen International Bank Holding AG	9,200	1,465,516
Shinsei Bank Ltd.	470,000	1,900,455
Uniao de Bancos Brasileiros SA (Unibanco) GDR	30,100	3,397,387
		23,202,565
Consumer Finance - 0.2%
SFCG Co. Ltd.	7,340	1,229,492
Takefuji Corp.	55,120	1,852,848
		3,082,340
Insurance - 1.5%
Aioi Insurance Co. Ltd.	192,000	1,248,717
Benfield Group PLC	253,400	1,644,866
MetLife, Inc.	138,200	8,911,136
Millea Holdings, Inc.	36,930	1,517,260
Mitsui Sumitomo Insurance Co. Ltd.	86,000	1,104,677
Prudential Financial, Inc.	149,200	14,506,716
		28,933,372
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	344,700	4,970,574
Real Estate Management & Development - 0.0%
Inversiones y Representaciones SA sponsored GDR (a)	21,500	397,750
TOTAL FINANCIALS		81,107,954
HEALTH CARE - 4.7%
Biotechnology - 1.6%
Actelion Ltd. (Reg.) (a)	31,410	1,405,171
Celgene Corp. (a)	283,700	16,264,521
CSL Ltd.	11,100	828,278
Gilead Sciences, Inc. (a)	306,000	11,863,620
		30,361,590
Health Care Equipment & Supplies - 0.9%
Beckman Coulter, Inc.	63,900	4,133,052
Becton, Dickinson & Co.	73,800	5,498,100
Cytyc Corp. (a)	155,800	6,716,538
Synthes, Inc.	17,205	2,068,938
		18,416,628

	Shares	Value
Health Care Providers & Services - 0.7%
Humana, Inc. (a)	136,500	$ 8,314,215
Medco Health Solutions, Inc. (a)	72,900	5,685,471
		13,999,686
Pharmaceuticals - 1.5%
Elan Corp. PLC sponsored ADR (a)	486,800	10,675,524
Merck & Co., Inc.	251,600	12,529,680
Sanofi-Aventis sponsored ADR	42,600	1,715,502
Takeda Pharamaceutical Co. Ltd.	51,000	3,296,200
		28,216,906
TOTAL HEALTH CARE		90,994,810
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.7%
DRS Technologies, Inc.	25,000	1,431,750
General Dynamics Corp.	46,800	3,660,696
L-3 Communications Holdings, Inc.	89,600	8,726,144
		13,818,590
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	117,000	4,416,750
Construction & Engineering - 0.0%
Samwhan Corp.	13,510	475,267
Electrical Equipment - 0.5%
ABB Ltd. sponsored ADR	445,700	10,072,820
Industrial Conglomerates - 0.9%
Hutchison Whampoa Ltd.	397,000	3,942,481
McDermott International, Inc. (a)	150,100	12,476,312
		16,418,793
Machinery - 1.2%
Caterpillar, Inc.	143,800	11,259,540
CNH Global NV	7,200	367,848
Cummins, Inc.	51,700	5,232,557
Deere & Co.	11,700	1,412,658
Kubota Corp.	262,000	2,127,314
MAN AG	18,600	2,687,495
		23,087,412
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	30,700	2,613,798
Kansas City Southern	83,700	3,142,098
		5,755,896
TOTAL INDUSTRIALS		74,045,528
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 2.1%
Cisco Systems, Inc. (a)	208,700	5,812,295
Harris Corp.	48,200	2,629,310
Infinera Corp.	84,600	2,108,232
QUALCOMM, Inc.	123,000	5,336,970
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research In Motion Ltd. (a)	114,700	$ 22,938,853
Sonus Networks, Inc. (a)	258,100	2,199,012
		41,024,672
Computers & Peripherals - 1.4%
Apple, Inc. (a)	129,400	15,791,976
Data Domain, Inc.	7,500	172,500
Dell, Inc. (a)	230,200	6,572,210
EMC Corp. (a)	246,700	4,465,270
		27,001,956
Electronic Equipment & Instruments - 0.1%
IPG Photonics Corp.	64,600	1,288,770
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	129,900	6,318,336
comScore, Inc.	2,000	46,300
Google, Inc. Class A (sub. vtg.) (a)	25,500	13,346,190
SAVVIS, Inc. (a)	73,900	3,658,789
		23,369,615
IT Services - 0.9%
Fidelity National Information Services, Inc.	115,600	6,274,768
Mastercard, Inc. Class A	70,000	11,610,900
		17,885,668
Office Electronics - 0.0%
Canon, Inc.	10,900	639,176
Semiconductors & Semiconductor Equipment - 0.7%
Applied Materials, Inc.	401,900	7,985,753
ASML Holding NV (NY Shares) (a)	157,100	4,312,395
		12,298,148
Software - 0.8%
Adobe Systems, Inc. (a)	77,900	3,127,685
EPIQ Systems, Inc. (a)	174,900	2,826,384
Glu Mobile, Inc.	49,500	688,050
Nintendo Co. Ltd.	21,000	7,702,800
Solera Holdings, Inc.	79,900	1,548,462
		15,893,381
TOTAL INFORMATION TECHNOLOGY		139,401,386
MATERIALS - 5.3%
Chemicals - 2.7%
Lanxess AG	18,900	1,058,470
Monsanto Co.	331,600	22,396,264
Potash Corp. of Saskatchewan, Inc.	182,400	14,221,729
The Mosaic Co. (a)	363,800	14,195,476
		51,871,939
Metals & Mining - 2.1%
Anglo American PLC ADR	14,000	410,760
Anglo Platinum Ltd.	4,700	774,074
Aquiline Resources, Inc. (a)	125,000	1,290,777

	Shares	Value
Aquiline Resources, Inc. (a)(e)	70,300	$ 725,933
Arcelor Mittal	197,500	12,324,000
Companhia Vale do Rio Doce sponsored ADR	101,800	4,535,190
European Goldfields Ltd. (a)	278,100	1,472,409
Freeport-McMoRan Copper & Gold, Inc. Class B	115,300	9,549,146
Gold Fields Ltd.	34,400	540,080
Gold Fields Ltd. sponsored ADR	187,900	2,950,030
Guyana Goldfields, Inc.	41,300	394,681
IAMGOLD Corp.	205,000	1,578,033
Impala Platinum Holdings Ltd.	101,200	3,092,875
Meridian Gold, Inc. (a)	14,200	391,636
Tokyo Steel Manufacturing Co. Ltd.	25,500	400,430
		40,430,054
Paper & Forest Products - 0.5%
Abitibi-Consolidated, Inc.	529,000	1,544,417
Bowater, Inc. (d)	75,500	1,883,725
Canfor Corp. New (a)	53,500	676,503
Catalyst Paper Corp. (a)	789,300	2,511,830
Nine Dragons Paper (Holdings) Ltd.	1,155,300	2,692,036
		9,308,511
TOTAL MATERIALS		101,610,504
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	461,000	19,131,500
Wireless Telecommunication Services - 2.1%
America Movil SAB de CV Series L sponsored ADR	205,600	12,732,808
American Tower Corp. Class A (a)	203,300	8,538,600
China Mobile (Hong Kong) Ltd. sponsored ADR	63,400	3,417,260
NII Holdings, Inc. (a)	172,000	13,887,280
Taiwan Cellular Co. Ltd.	1,193,000	1,466,654
		40,042,602
TOTAL TELECOMMUNICATION SERVICES		59,174,102
UTILITIES - 1.9%
Electric Utilities - 0.9%
E.ON AG	14,600	2,437,032
Enernoc, Inc.	13,800	526,194
Entergy Corp.	102,600	11,014,110
Reliant Energy, Inc. (a)	119,200	3,212,440
		17,189,776
Independent Power Producers & Energy Traders - 1.0%
Constellation Energy Group, Inc.	97,500	8,499,075
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Dynegy, Inc. Class A (a)	166,700	$ 1,573,648
NRG Energy, Inc. (a)	239,900	9,972,643
		20,045,366
TOTAL UTILITIES		37,235,142
TOTAL COMMON STOCKS (Cost $716,545,041)		871,246,018
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Istituto Finanziario Industriale SpA (IFI) (a)	27,600	1,109,783
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,059,339)		1,109,783
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.87% to 4.94% 7/12/07 (f) (Cost $4,767,336)	$ 4,775,000	4,770,531
Fixed-Income Funds - 42.9%
	Shares
Fidelity Floating Rate Central Fund (g)	579,100	58,170,590
Fidelity High Income Central Fund 1 (g)	328,353	32,914,143
Fidelity VIP Investment Grade Central Fund (g)	7,286,469	737,099,182
TOTAL FIXED-INCOME FUNDS (Cost $838,362,700)		828,183,915
Money Market Funds - 10.5%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	124,350,317	$ 124,350,317
Fidelity Money Market Central Fund, 5.43% (b)	73,860,162	73,860,162
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	3,577,450	3,577,450
TOTAL MONEY MARKET FUNDS (Cost $201,787,929)		201,787,929
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,762,522,345)		1,907,098,176
NET OTHER ASSETS - 1.2%		23,819,546
NET ASSETS - 100%		$ 1,930,917,722
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
170 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2007	$ 10,388,022	$ 199,547
56 FTSE 100 Index Contracts (United Kingdom)	Sept. 2007	7,464,670	115,042
130 S&P 500 Index Contracts	Sept. 2007	49,250,500	(317,525)
47 TOPIX 150 Index Contracts (Japan)	Sept. 2007	6,773,709	(15,051)
TOTAL EQUITY INDEX CONTRACTS		$ 73,876,901	$ (17,987)

The face value of futures purchased as a percentage of net assets - 3.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,836,756 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,221,045.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,012,396
Fidelity Floating Rate Central Fund	2,471,239
Fidelity High Income Central Fund 1	2,422,953
Fidelity Money Market Central Fund	2,689,869
Fidelity Securities Lending Cash Central Fund	27,904
Fidelity VIP Investment Grade Central Fund	20,245,613
Total	$ 29,869,974

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 70,731,860	$ -	$ 12,504,160	$ 58,170,590	2.4%
Fidelity High Income Central Fund 1	80,596,646	-	48,155,663	32,914,143	10.9%
Fidelity VIP Investment Grade Central Fund	791,098,507	49,061,216	89,965,060	737,099,182	24.1%
Total	$ 942,427,103	$ 49,061,216	$ 150,624,883	$ 828,183,915	100.0%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	23.2%
AAA,AA,A	11.1%
BBB	6.6%
BB	2.6%
B	1.4%
CCC,CC,C	0.5%
Not Rated	1.4%
Equities	49.1%
Short-Term Investments and Net Other Assets	4.1%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.8%
Canada	4.5%
Switzerland	1.5%
United Kingdom	1.5%
Japan	1.3%
Brazil	1.2%
Netherlands	1.1%
Others (individually less than 1%)	6.1%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,578,100) - See accompanying schedule: Unaffiliated issuers (cost $722,371,716)	$ 877,126,332
Fidelity Central Funds (cost $1,040,150,629)	1,029,971,844
Total Investments (cost $1,762,522,345)		$ 1,907,098,176
Foreign currency held at value (cost $119)		92
Receivable for investments sold		27,356,023
Receivable for fund shares sold		79,181
Dividends receivable		669,527
Distributions receivable from Fidelity Central Funds		4,505,366
Receivable for daily variation on futures contracts		137,621
Prepaid expenses		5,128
Other receivables		105,457
Total assets		1,939,956,571

Liabilities
Payable for investments purchased	$ 2,615,639
Payable for fund shares redeemed	1,584,273
Accrued management fee	822,575
Distribution fees payable	13,139
Other affiliated payables	177,962
Other payables and accrued expenses	247,811
Collateral on securities loaned, at value	3,577,450
Total liabilities		9,038,849

Net Assets		$ 1,930,917,722
Net Assets consist of:
Paid in capital		$ 1,678,393,509
Undistributed net investment income		25,018,271
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		82,949,668
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		144,556,274
Net Assets		$ 1,930,917,722

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,822,704,338 ÷ 114,659,793 shares)	$ 15.90

Service Class: Net Asset Value, offering price and redemption price per share ($16,261,945 ÷ 1,029,638 shares)	$ 15.79

Service Class 2: Net Asset Value, offering price and redemption price per share ($55,939,574 ÷ 3,573,277 shares)	$ 15.65

Investor Class: Net Asset Value, offering price and redemption price per share ($36,011,865 ÷ 2,271,492 shares)	$ 15.85

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)
Investment Income
Dividends		$ 4,455,439
Interest		113,281
Income from Fidelity Central Funds		29,869,974
Total income		34,438,694

Expenses
Management fee	$ 5,317,306
Transfer agent fees	719,429
Distribution fees	79,335
Accounting and security lending fees	403,337
Custodian fees and expenses	40,627
Independent trustees' compensation	3,335
Appreciation in deferred trustee compensation account	266
Audit	37,975
Legal	4,256
Miscellaneous	58,980
Total expenses before reductions	6,664,846
Expense reductions	(51,725)	6,613,121
Net investment income (loss)		27,825,573
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,098,361
Fidelity Central Funds	5,462,207
Foreign currency transactions	(62,794)
Futures contracts	4,615,350
Capital gain distributions from Fidelity Central Funds	594,304
Total net realized gain (loss)		88,707,428
Change in net unrealized appreciation (depreciation) on: Investment securities	35,103,192
Assets and liabilities in foreign currencies	9,142
Futures contracts	(537,745)
Total change in net unrealized appreciation (depreciation)		34,574,589
Net gain (loss)		123,282,017
Net increase (decrease) in net assets resulting from operations		$ 151,107,590

Statement of Changes in Net Assets

	Six months ended June 30, 2007 Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,825,573	$ 66,787,201
Net realized gain (loss)	88,707,428	162,523,758
Change in net unrealized appreciation (depreciation)	34,574,589	(68,032,199)
Net increase (decrease) in net assets resulting from operations	151,107,590	161,278,760
Distributions to shareholders from net investment income	(66,845,425)	(65,774,370)
Distributions to shareholders from net realized gain	(61,310,603)	-
Total distributions	(128,156,028)	(65,774,370)
Share transactions - net increase (decrease)	(279,276,825)	(405,651,778)
Total increase (decrease) in net assets	(256,325,263)	(310,147,388)

Net Assets
Beginning of period	2,187,242,985	2,497,390,373
End of period (including undistributed net investment income of $25,018,271 and undistributed net investment income of $61,631,634, respectively)	$ 1,930,917,722	$ 2,187,242,985

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.71	$ 15.04	$ 14.85	$ 14.46	$ 12.75	$ 14.51
Income from Investment Operations
Net investment income (loss)E	.21	.44	.38	.36H	.36	.46
Net realized and unrealized gain (loss)	.92	.64	.21	.42	1.83	(1.69)
Total from investment operations	1.13	1.08	.59	.78	2.19	(1.23)
Distributions from net investment income	(.49)	(.41)	(.39)	(.39)	(.48)	(.53)
Distributions from net realized gain	(.45)	-	(.01)	-	-	-
Total distributions	(.94)	(.41)	(.40) J	(.39)	(.48)	(.53)
Net asset value, end of period	$ 15.90	$ 15.71	$ 15.04	$ 14.85	$ 14.46	$ 12.75
Total ReturnB, C, D	7.54%	7.32%	4.04%	5.47%	17.97%	(8.73)%
Ratios to Average Net AssetsF, I
Expenses before reductions	.63%A	.65%	.64%	.66%	.63%	.63%
Expenses net of fee waivers, if any	.63%A	.65%	.64%	.66%	.63%	.63%
Expenses net of all reductions	.63%A	.63%	.63%	.65%	.62%	.61%
Net investment income (loss)	2.68%A	2.90%	2.60%	2.53%	2.71%	3.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,822,704	$ 2,080,545	$ 2,407,113	$ 2,751,094	$ 3,011,837	$ 2,784,945
Portfolio turnover rateG	99%A	173%	44%	66%	82%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.40 per share is comprised of distributions from net investment income of $.39 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.61	$ 14.94	$ 14.75	$ 14.37	$ 12.66	$ 14.41
Income from Investment Operations
Net investment income (loss)E	.20	.42	.36	.34H	.34	.44
Net realized and unrealized gain (loss)	.90	.64	.21	.42	1.83	(1.68)
Total from investment operations	1.10	1.06	.57	.76	2.17	(1.24)
Distributions from net investment income	(.47)	(.39)	(.37)	(.38)	(.46)	(.51)
Distributions from net realized gain	(.45)	-	(.01)	-	-	-
Total distributions	(.92)	(.39)	(.38)J	(.38)	(.46)	(.51)
Net asset value, end of period	$ 15.79	$ 15.61	$ 14.94	$ 14.75	$ 14.37	$ 12.66
Total ReturnB, C, D	7.40%	7.24%	3.93%	5.36%	17.91%	(8.85)%
Ratios to Average Net AssetsF, I
Expenses before reductions	.74%A	.76%	.74%	.77%	.74%	.74%
Expenses net of fee waivers, if any	.74%A	.76%	.74%	.77%	.74%	.74%
Expenses net of all reductions	.74%A	.74%	.73%	.76%	.73%	.72%
Net investment income (loss)	2.57%A	2.79%	2.50%	2.41%	2.59%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,262	$ 24,021	$ 29,382	$ 33,118	$ 32,087	$ 25,692
Portfolio turnover rateG	99%A	173%	44%	66%	82%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.38 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.47	$ 14.82	$ 14.64	$ 14.27	$ 12.59	$ 14.36
Income from Investment Operations
Net investment income (loss)E	.19	.39	.34	.32H	.32	.41
Net realized and unrealized gain (loss)	.89	.63	.21	.41	1.81	(1.67)
Total from investment operations	1.08	1.02	.55	.73	2.13	(1.26)
Distributions from net investment income	(.45)	(.37)	(.37)	(.36)	(.45)	(.51)
Distributions from net realized gain	(.45)	-	(.01)	-	-	-
Total distributions	(.90)	(.37)	(.37)J	(.36)	(.45)	(.51)
Net asset value, end of period	$ 15.65	$ 15.47	$ 14.82	$ 14.64	$ 14.27	$ 12.59
Total ReturnB, C, D	7.32%	7.06%	3.85%	5.18%	17.66%	(9.03)%
Ratios to Average Net AssetsF, I
Expenses before reductions	.89%A	.92%	.90%	.93%	.91%	.90%
Expenses net of fee waivers, if any	.89%A	.92%	.90%	.93%	.91%	.90%
Expenses net of all reductions	.89%A	.90%	.89%	.92%	.89%	.88%
Net investment income (loss)	2.42%A	2.64%	2.34%	2.25%	2.43%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,940	$ 55,585	$ 51,574	$ 36,763	$ 22,456	$ 16,367
Portfolio turnover rateG	99%A	173%	44%	66%	82%	140%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.04 per share. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.37 per share is comprised of distributions from net investment income of $.365 and distributions from net realized gain of $.005 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.67	$ 15.03	$ 14.63
Income from Investment Operations
Net investment income (loss)E	.20	.42	.16
Net realized and unrealized gain (loss)	.91	.63	.24
Total from investment operations	1.11	1.05	.40
Distributions from net investment income	(.48)	(.41)	-
Distributions from net realized gain	(.45)	-	-
Total distributions	(.93)	(.41)	-
Net asset value, end of period	$ 15.85	$ 15.67	$ 15.03
Total ReturnB, C, D	7.42%	7.16%	2.73%
Ratios to Average Net AssetsF, I
Expenses before reductions	.75%A	.78%	.82%A
Expenses net of fee waivers, if any	.75%A	.78%	.82%A
Expenses net of all reductions	.74%A	.76%	.81%A
Net investment income (loss)	2.56%A	2.77%	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,012	$ 27,092	$ 9,322
Portfolio turnover rateG	99%A	173%	44%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Asset Manager: Growth Portfolio

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Research In Motion Ltd.	1.6	1.0
Valero Energy Corp.	1.6	1.2
Monsanto Co.	1.5	1.2
AT&T, Inc.	1.3	1.5
Celgene Corp.	1.1	1.0
Apple, Inc.	1.1	0.3
Exxon Mobil Corp.	1.1	2.1
Ultra Petroleum Corp.	1.1	1.2
Prudential Financial, Inc.	1.0	1.2
Potash Corp. of Saskatchewan, Inc.	1.0	0.0
	12.4
Market Sectors as of June 30, 2007
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Energy	12.1	10.1
Information Technology	9.5	8.6
Materials	6.9	4.0
Health Care	6.2	6.7
Financials	5.6	12.1
Consumer Discretionary	5.5	6.9
Industrials	5.1	7.8
Telecommunication Services	4.1	4.0
Utilities	2.6	0.7
Consumer Staples	2.1	3.8
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stock Class and Equity Futures 68.5%		Stock Class and Equity Futures 70.5%
	Bond Class 28.3%		Bond Class 28.6%
	Short-Term Class 3.2%		Short-Term Class 0.9%
* Foreign investments	20.2%	** Foreign investments	19.7%

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund's prospectus in effect as of the time period indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

VIP Asset Manager: Growth Portfolio

VIP Asset Manager: Growth Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.6%
	Shares	Value
CONSUMER DISCRETIONARY - 5.5%
Diversified Consumer Services - 0.4%
Sotheby's Class A (ltd. vtg.)	22,400	$ 1,030,848
Hotels, Restaurants & Leisure - 1.8%
Burger King Holdings, Inc.	40,700	1,072,038
CKE Restaurants, Inc.	12,200	244,854
Hilton Hotels Corp.	17,200	575,684
McDonald's Corp.	23,900	1,213,164
Nissin Healthcare Food Service Co.	4,500	58,460
Starwood Hotels & Resorts Worldwide, Inc.	6,700	449,369
Vail Resorts, Inc. (a)	7,800	474,786
		4,088,355
Household Durables - 0.1%
Koninklijke Philips Electronics NV	5,900	249,688
Internet & Catalog Retail - 0.8%
Priceline.com, Inc. (a)(d)	26,000	1,787,240
Media - 0.4%
Comcast Corp. Class A (special) (non-vtg.)	12,050	336,918
SES SA FDR unit	10,011	216,782
Virgin Media, Inc.	15,950	388,702
		942,402
Multiline Retail - 0.4%
Kohl's Corp. (a)	5,700	404,871
Saks, Inc.	23,700	505,995
		910,866
Specialty Retail - 0.4%
PETsMART, Inc.	15,800	512,710
Tiffany & Co., Inc.	6,700	355,502
		868,212
Textiles, Apparel & Luxury Goods - 1.2%
Burberry Group PLC	19,600	270,395
Coach, Inc. (a)	13,600	644,504
Crocs, Inc. (a)(d)	12,000	516,360
Polo Ralph Lauren Corp. Class A	5,100	500,361
VF Corp.	9,600	879,168
		2,810,788
TOTAL CONSUMER DISCRETIONARY		12,688,399
CONSUMER STAPLES - 2.1%
Food Products - 0.9%
Cresud S.A.C.I.F. y A. sponsored ADR	7,000	149,730
Nestle SA sponsored ADR	3,300	315,645
Nutreco Holding NV	3,400	249,174
Saskatchewan Wheat Pool, Inc. (a)	800	8,253
Saskatchewan Wheat Pool, Inc. (a)(e)	31,300	322,917
Tyson Foods, Inc. Class A	50,000	1,152,000
		2,197,719

	Shares	Value
Personal Products - 0.4%
Avon Products, Inc.	4,700	$ 172,725
Bare Escentuals, Inc.	12,000	409,800
Kose Corp.	12,200	345,713
		928,238
Tobacco - 0.8%
Altria Group, Inc.	22,300	1,564,122
Philip Morris CR AS	500	259,951
		1,824,073
TOTAL CONSUMER STAPLES		4,950,030
ENERGY - 12.1%
Energy Equipment & Services - 2.8%
GlobalSantaFe Corp.	3,300	238,425
Nabors Industries Ltd. (a)	18,600	620,868
Oceaneering International, Inc. (a)	14,100	742,224
Schlumberger Ltd. (NY Shares)	15,800	1,342,052
Smith International, Inc.	14,300	838,552
Transocean, Inc. (a)	13,100	1,388,338
W-H Energy Services, Inc. (a)	3,800	235,258
Weatherford International Ltd. (a)	18,100	999,844
		6,405,561
Oil, Gas & Consumable Fuels - 9.3%
Apache Corp.	8,000	652,720
Cabot Oil & Gas Corp.	28,800	1,062,144
Cameco Corp.	36,700	1,860,408
Canadian Natural Resources Ltd.	4,700	312,289
China Coal Energy Co. Ltd. (H Shares)	19,000	28,479
DMCI Holdings, Inc.	339,000	68,944
EOG Resources, Inc.	12,500	913,250
Exxon Mobil Corp.	30,200	2,533,176
Marathon Oil Corp.	25,800	1,546,968
NuVista Energy Ltd. (a)	6,500	88,477
Petroplus Holdings AG	19,152	1,972,267
ProEx Energy Ltd. (a)	8,600	121,098
Quicksilver Resources, Inc. (a)	3,800	169,404
Range Resources Corp.	1,600	59,856
Semirara Mining Corp.	155,100	97,315
Suncor Energy, Inc.	2,200	198,181
Sunoco, Inc.	18,600	1,482,048
Tesoro Corp.	15,100	862,965
Ultra Petroleum Corp. (a)	45,700	2,524,468
Uranium One, Inc.	35,800	456,049
Valero Energy Corp.	49,200	3,633,912
Williams Companies, Inc.	24,400	771,528
		21,415,946
TOTAL ENERGY		27,821,507
FINANCIALS - 5.5%
Capital Markets - 1.4%
Charles Schwab Corp.	24,400	500,688
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	8,300	$ 1,099,501
Goldman Sachs Group, Inc.	3,200	693,600
Julius Baer Holding AG (Bearer)	6,200	446,120
Pampa Holding SA (a)	115,043	103,062
T. Rowe Price Group, Inc.	5,300	275,017
		3,117,988
Commercial Banks - 1.6%
Banco Bradesco SA (PN) sponsored ADR	44,800	1,080,128
Banco Daycoval SA	15,100	136,206
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	32,200	1,430,968
Raiffeisen International Bank Holding AG	1,400	223,013
Shinsei Bank Ltd.	71,000	287,090
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,200	474,054
		3,631,459
Consumer Finance - 0.2%
SFCG Co. Ltd.	1,130	189,281
Takefuji Corp.	8,360	281,020
		470,301
Insurance - 2.0%
Aioi Insurance Co. Ltd.	29,000	188,608
Benfield Group PLC	39,000	253,156
MetLife, Inc.	22,300	1,437,904
Millea Holdings, Inc.	5,579	229,212
Mitsui Sumitomo Insurance Co. Ltd.	13,000	166,986
Prudential Financial, Inc.	24,100	2,343,243
		4,619,109
Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	53,800	775,796
Real Estate Management & Development - 0.0%
Inversiones y Representaciones SA sponsored GDR (a)	3,000	55,500
TOTAL FINANCIALS		12,670,153
HEALTH CARE - 6.2%
Biotechnology - 2.1%
Actelion Ltd. (Reg.) (a)	4,835	216,301
Celgene Corp. (a)	45,800	2,625,714
CSL Ltd.	1,200	89,544
Gilead Sciences, Inc. (a)	49,400	1,915,238
		4,846,797
Health Care Equipment & Supplies - 1.3%
Beckman Coulter, Inc.	10,000	646,800
Becton, Dickinson & Co.	11,900	886,550
Cytyc Corp. (a)	25,200	1,086,372
Synthes, Inc.	2,649	318,548
		2,938,270

	Shares	Value
Health Care Providers & Services - 0.9%
Humana, Inc. (a)	19,700	$ 1,199,927
Medco Health Solutions, Inc. (a)	11,800	920,282
		2,120,209
Pharmaceuticals - 1.9%
Elan Corp. PLC sponsored ADR (a)	78,400	1,719,312
Merck & Co., Inc.	40,700	2,026,860
Sanofi-Aventis sponsored ADR	6,400	257,728
Takeda Pharamaceutical Co. Ltd.	7,700	497,662
		4,501,562
TOTAL HEALTH CARE		14,406,838
INDUSTRIALS - 5.1%
Aerospace & Defense - 1.0%
DRS Technologies, Inc.	3,900	223,353
General Dynamics Corp.	7,700	602,294
L-3 Communications Holdings, Inc.	14,500	1,412,155
		2,237,802
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	18,300	690,825
Construction & Engineering - 0.0%
Samwhan Corp.	1,940	68,247
Electrical Equipment - 0.7%
ABB Ltd. sponsored ADR	71,700	1,620,420
Industrial Conglomerates - 1.1%
Hutchison Whampoa Ltd.	60,000	595,841
McDermott International, Inc. (a)	24,300	2,019,816
		2,615,657
Machinery - 1.6%
Caterpillar, Inc.	23,100	1,808,730
CNH Global NV	900	45,981
Cummins, Inc.	8,200	829,922
Deere & Co.	1,800	217,332
Kubota Corp.	39,000	316,661
MAN AG	2,900	419,018
		3,637,644
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	4,700	400,158
Kansas City Southern (d)	13,200	495,528
		895,686
TOTAL INDUSTRIALS		11,766,281
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	33,700	938,545
Harris Corp.	7,600	414,580
Infinera Corp.	12,600	313,992
QUALCOMM, Inc.	20,100	872,139
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research In Motion Ltd. (a)	18,500	$ 3,699,817
Sonus Networks, Inc. (a)	41,000	349,320
		6,588,393
Computers & Peripherals - 1.9%
Apple, Inc. (a)	20,900	2,550,636
Data Domain, Inc.	900	20,700
Dell, Inc. (a)	37,100	1,059,205
EMC Corp. (a)	36,200	655,220
		4,285,761
Electronic Equipment & Instruments - 0.1%
IPG Photonics Corp.	8,900	177,555
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	19,800	963,072
comScore, Inc.	200	4,630
Google, Inc. Class A (sub. vtg.) (a)	4,000	2,093,520
SAVVIS, Inc. (a)	11,800	584,218
		3,645,440
IT Services - 1.2%
Fidelity National Information Services, Inc.	18,700	1,015,036
Mastercard, Inc. Class A (d)	11,300	1,874,331
		2,889,367
Office Electronics - 0.0%
Canon, Inc.	1,700	99,688
Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	64,900	1,289,563
ASML Holding NV (NY Shares) (a)	24,500	672,525
		1,962,088
Software - 1.0%
Adobe Systems, Inc. (a)	12,300	493,845
EPIQ Systems, Inc. (a)	24,300	392,688
Glu Mobile, Inc.	5,200	72,280
Nintendo Co. Ltd.	3,000	1,100,400
Solera Holdings, Inc.	9,500	184,110
		2,243,323
TOTAL INFORMATION TECHNOLOGY		21,891,615
MATERIALS - 6.9%
Chemicals - 3.6%
Lanxess AG	2,900	162,411
Monsanto Co.	53,300	3,599,882
Potash Corp. of Saskatchewan, Inc.	28,900	2,253,333
The Mosaic Co.(a)	57,400	2,239,748
		8,255,374
Metals & Mining - 2.7%
Anglo American PLC ADR	2,200	64,548
Anglo Platinum Ltd.	700	115,288
Aquiline Resources, Inc.(a)	20,300	209,622

	Shares	Value
Aquiline Resources, Inc. (a)(e)	8,600	$ 88,805
Arcelor Mittal	31,200	1,946,880
Companhia Vale do Rio Doce sponsored ADR	16,000	712,800
European Goldfields Ltd. (a)	41,100	217,605
Freeport-McMoRan Copper & Gold, Inc. Class B	18,700	1,548,734
Gold Fields Ltd.	3,500	54,950
Gold Fields Ltd. sponsored ADR	30,200	474,140
Guyana Goldfields, Inc.	6,100	58,294
IAMGOLD Corp.	31,600	243,248
Impala Platinum Holdings Ltd.	16,200	495,104
Meridian Gold, Inc. (a)	2,200	60,676
Tokyo Steel Manufacturing Co. Ltd.	3,600	56,531
		6,347,225
Paper & Forest Products - 0.6%
Abitibi-Consolidated, Inc.	81,500	237,939
Bowater, Inc.	11,600	289,420
Canfor Corp. New (a)	6,700	84,721
Catalyst Paper Corp. (a)	120,000	381,882
Nine Dragons Paper (Holdings) Ltd.	159,600	371,894
		1,365,856
TOTAL MATERIALS		15,968,455
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	74,400	3,087,600
Wireless Telecommunication Services - 2.8%
America Movil SAB de CV Series L sponsored ADR	33,200	2,056,076
American Tower Corp. Class A (a)	32,800	1,377,600
China Mobile (Hong Kong) Ltd. sponsored ADR	10,000	539,000
NII Holdings, Inc. (a)	27,700	2,236,498
Taiwan Cellular Co. Ltd.	177,000	217,601
		6,426,775
TOTAL TELECOMMUNICATION SERVICES		9,514,375
UTILITIES - 2.6%
Electric Utilities - 1.2%
E.ON AG	2,200	367,224
Enernoc, Inc.	1,700	64,821
Entergy Corp.	16,600	1,782,010
Reliant Energy, Inc. (a)	18,500	498,575
		2,712,630
Independent Power Producers & Energy Traders - 1.4%
Constellation Energy Group, Inc.	15,800	1,377,286
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Dynegy, Inc. Class A (a)	26,400	$ 249,216
NRG Energy, Inc.(a)	38,900	1,617,073
		3,243,575
TOTAL UTILITIES		5,956,205
TOTAL COMMON STOCKS (Cost $113,673,028)		137,633,858
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Istituto Finanziario Industriale SpA (IFI) (a)	4,100	164,859
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $157,785)		164,859
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.74% to 4.94% 7/12/07 to 9/6/07 (f) (Cost $966,832)	$ 975,000	967,121
Fixed-Income Funds - 25.9%
	Shares
Fidelity Floating Rate Central Fund (g)	70,521	7,083,834
Fidelity High Income Central Fund 1 (g)	39,175	3,926,866
Fidelity VIP Investment Grade Central Fund (g)	482,473	48,807,013
TOTAL FIXED-INCOME FUNDS (Cost $59,883,644)		59,817,713
Money Market Funds - 13.5%
Fidelity Cash Central Fund, 5.32% (b)	28,388,858	28,388,858
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	2,755,900	2,755,900
TOTAL MONEY MARKET FUNDS (Cost $31,144,758)		31,144,758
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $205,826,047)	229,728,309
NET OTHER ASSETS - 0.5%	1,187,801
NET ASSETS - 100%	$ 230,916,110
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
77 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2007	$ 4,705,163	$ 90,383
29 FTSE 100 Index Contracts (United Kingdom)	Sept. 2007	3,865,633	59,575
7 S&P 500 E-Mini Index Contracts	Sept. 2007	530,390	(3,413)
20 S&P 500 Index Contracts	Sept. 2007	7,577,000	(48,850)
27 TOPIX 150 Index Contracts (Japan)	Sept. 2007	3,891,279	(8,653)
TOTAL EQUITY INDEX CONTRACTS		$ 20,569,465	$ 89,042

The face value of futures purchased as a percentage of net assets -8.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $411,722 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $942,316.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 601,329
Fidelity Floating Rate Central Fund	265,220
Fidelity High Income Central Fund 1	239,045
Fidelity Securities Lending Cash Central Fund	7,649
Fidelity VIP Investment Grade Central Fund	1,278,528
Total	$ 2,391,771
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 7,094,413	$ -	$ -	$ 7,083,834	0.3%
Fidelity High Income Central Fund 1	5,260,980	2,502,684	3,868,187	3,926,866	1.3%
Fidelity VIP Investment Grade Central Fund	51,656,430	1,751,942	3,698,155	48,807,013	1.6%
Total	$ 64,011,823	$ 4,254,626	$ 7,566,342	$ 59,817,713
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	12.8%
AAA,AA,A	6.2%
BBB	3.7%
BB	2.1%
B	1.4%
CCC,CC,C	0.5%
Not Rated	1.3%
Equities	66.6%
Short-Term Investments and Net Other Assets	5.4%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.8%
Canada	5.7%
Switzerland	2.0%
Brazil	1.7%
Japan	1.5%
Netherlands	1.4%
United Kingdom	1.1%
Ireland	1.0%
Others (individually less than 1%)	5.8%
100.0%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Income Tax Information

At December 31, 2006, the fund had a capital loss carryforward of approximately $39,474,862 of which $19,718,609, $11,142,366 and $8,613,887 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio

VIP Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,819,131) - See accompanying schedule: Unaffiliated issuers (cost $114,797,645)	$ 138,765,838
Fidelity Central Funds (cost $91,028,402)	90,962,471
Total Investments (cost $205,826,047)		$ 229,728,309
Receivable for investments sold		4,223,988
Receivable for fund shares sold		695
Dividends receivable		110,267
Distributions receivable from Fidelity Central Funds		392,565
Receivable for daily variation on futures contracts		91,055
Prepaid expenses		544
Other receivables		3,350
Total assets		234,550,773

Liabilities
Payable to custodian bank	$ 37,933
Payable for investments purchased	361,069
Payable for fund shares redeemed	282,209
Accrued management fee	107,965
Distribution fees payable	1,759
Other affiliated payables	23,283
Other payables and accrued expenses	64,545
Collateral on securities loaned, at value	2,755,900
Total liabilities		3,634,663

Net Assets		$ 230,916,110
Net Assets consist of:
Paid in capital		$ 233,555,251
Undistributed net investment income		2,381,806
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,012,564)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,991,617
Net Assets		$ 230,916,110

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($209,041,602 ÷ 14,325,220 shares)	$ 14.59

Service Class: Net Asset Value, offering price and redemption price per share ($4,891,714 ÷ 337,471 shares)	$ 14.50

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,525,135 ÷ 452,427 shares)	$ 14.42

Investor Class: Net Asset Value, offering price and redemption price per share ($10,457,659 ÷ 718,726 shares)	$ 14.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)
Investment Income
Dividends		$ 627,463
Interest		20,364
Income from Fidelity Central Funds		2,391,771
Total income		3,039,598

Expenses
Management fee	$ 642,911
Transfer agent fees	86,309
Distribution fees	10,033
Accounting and security lending fees	56,649
Custodian fees and expenses	27,858
Independent trustees' compensation	359
Audit	32,970
Legal	456
Miscellaneous	10,096
Total expenses before reductions	867,641
Expense reductions	(7,113)	860,528
Net investment income (loss)		2,179,070
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,914,917
Fidelity Central Funds	162,188
Foreign currency transactions	(30,399)
Futures contracts	1,282,642
Capital gain distributions from Fidelity Central Funds	35,641
Total net realized gain (loss)		11,364,989
Change in net unrealized appreciation (depreciation) on: Investment securities	8,103,216
Assets and liabilities in foreign currencies	564
Futures contracts	(200,247)
Total change in net unrealized appreciation (depreciation)		7,903,533
Net gain (loss)		19,268,522
Net increase (decrease) in net assets resulting from operations		$ 21,447,592

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,179,070	$ 4,942,223
Net realized gain (loss)	11,364,989	20,416,971
Change in net unrealized appreciation (depreciation)	7,903,533	(8,351,251)
Net increase (decrease) in net assets resulting from operations	21,447,592	17,007,943
Distributions to shareholders from net investment income	(5,174,407)	(5,395,505)
Share transactions - net increase (decrease)	(15,643,195)	(55,081,737)
Total increase (decrease) in net assets	629,990	(43,469,299)

Net Assets
Beginning of period	230,286,120	273,755,419
End of period (including undistributed net investment income of $2,381,806 and undistributed net investment income of $4,929,195, respectively)	$ 230,916,110	$ 230,286,120

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 12.97	$ 12.78	$ 12.33	$ 10.33	$ 12.56
Income from Investment Operations
Net investment income (loss) E	.13	.26	.24	.26 H	.26	.32
Net realized and unrealized gain (loss)	1.17	.63	.25	.47	2.06	(2.23)
Total from investment operations	1.30	.89	.49	.73	2.32	(1.91)
Distributions from net investment income	(.31)	(.26)	(.30)	(.28)	(.32)	(.32)
Net asset value, end of period	$ 14.59	$ 13.60	$ 12.97	$ 12.78	$ 12.33	$ 10.33
Total Return B,C,D	9.76%	6.99%	3.89%	5.98%	23.34%	(15.53)%
Ratios to Average Net Assets F,I
Expenses before reductions	.74% A	.77%	.74%	.75%	.73%	.73%
Expenses net of fee waivers, if any	.74% A	.77%	.74%	.75%	.73%	.73%
Expenses net of all reductions	.74% A	.73%	.72%	.74%	.72%	.69%
Net investment income (loss)	1.91% A	2.01%	1.93%	2.15%	2.33%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 209,042	$ 212,222	$ 260,968	$ 306,137	$ 335,285	$ 284,298
Portfolio turnover rate G	128% A	233%	43%	57%	65%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 12.88	$ 12.69	$ 12.25	$ 10.27	$ 12.47
Income from Investment Operations
Net investment income (loss) E	.13	.25	.23	.25 H	.24	.30
Net realized and unrealized gain (loss)	1.16	.63	.24	.46	2.05	(2.20)
Total from investment operations	1.29	.88	.47	.71	2.29	(1.90)
Distributions from net investment income	(.30)	(.25)	(.28)	(.27)	(.31)	(.30)
Net asset value, end of period	$ 14.50	$ 13.51	$ 12.88	$ 12.69	$ 12.25	$ 10.27
Total Return B,C,D	9.71%	6.93%	3.79%	5.85%	23.15%	(15.54)%
Ratios to Average Net Assets F,I
Expenses before reductions	.84% A	.87%	.84%	.88%	.85%	.84%
Expenses net of fee waivers, if any	.84% A	.87%	.84%	.88%	.85%	.84%
Expenses net of all reductions	.84% A	.83%	.82%	.87%	.84%	.80%
Net investment income (loss)	1.81% A	1.91%	1.83%	2.02%	2.21%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,892	$ 4,977	$ 5,604	$ 5,907	$ 6,692	$ 6,105
Portfolio turnover rate G	128% A	233%	43%	57%	65%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 12.81	$ 12.61	$ 12.19	$ 10.21	$ 12.43
Income from Investment Operations
Net investment income (loss) E	.11	.22	.20	.22 H	.22	.28
Net realized and unrealized gain (loss)	1.16	.62	.25	.46	2.05	(2.21)
Total from investment operations	1.27	.84	.45	.68	2.27	(1.93)
Distributions from net investment income	(.27)	(.23)	(.25)	(.26)	(.29)	(.29)
Net asset value, end of period	$ 14.42	$ 13.42	$ 12.81	$ 12.61	$ 12.19	$ 10.21
Total Return B,C,D	9.62%	6.64%	3.65%	5.63%	23.03%	(15.83)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.02% A	1.05%	1.03%	1.06%	1.05%	1.03%
Expenses net of fee waivers, if any	1.02% A	1.05%	1.03%	1.06%	1.05%	1.03%
Expenses net of all reductions	1.02% A	1.02%	1.02%	1.05%	1.04%	.99%
Net investment income (loss)	1.63% A	1.73%	1.64%	1.84%	2.01%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,525	$ 6,205	$ 5,854	$ 6,399	$ 6,694	$ 4,044
Portfolio turnover rate G	128% A	233%	43%	57%	65%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 12.96	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.12	.24	.10
Net realized and unrealized gain (loss)	1.17	.63	.26
Total from investment operations	1.29	.87	.36
Distributions from net investment income	(.30)	(.27)	-
Net asset value, end of period	$ 14.55	$ 13.56	$ 12.96
Total Return B,C,D	9.70%	6.80%	2.86%
Ratios to Average Net Assets F,I
Expenses before reductions	.87% A	.92%	.96% A
Expenses net of fee waivers, if any	.87% A	.92%	.96% A
Expenses net of all reductions	.87% A	.89%	.94% A
Net investment income (loss)	1.78% A	1.86%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,458	$ 6,882	$ 1,330
Portfolio turnover rate G	128% A	233%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio

VIP Balanced Portfolio

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	2.4	1.7
AT&T, Inc.	1.6	0.7
Valero Energy Corp.	1.3	1.0
Bank of America Corp.	1.0	1.0
JPMorgan Chase & Co.	0.9	1.1
	7.2
Top Five Bond Issuers as of June 30, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.1	4.6
Fannie Mae	7.9	8.0
Freddie Mac	2.3	2.0
Government National Mortgage Association	0.7	0.7
Morgan Stanley Capital I Trust	0.4	0.0
	19.4
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.7	17.5
Energy	10.2	8.4
Information Technology	9.6	9.3
Industrials	8.4	8.3
Consumer Discretionary	5.9	6.8
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks 62.8%		Stocks 64.1%
	Bonds 36.9%		Bonds 32.6%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 3.3%
* Foreign investments	10.2%	** Foreign investments	10.8%

Percentages are adjusted for the effect of futures and swaps, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

VIP Balanced Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.7%
	Shares	Value
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.1%
Gentex Corp.	14,600	$ 287,474
The Goodyear Tire & Rubber Co. (a)	9,500	330,220
		617,694
Automobiles - 0.3%
Coachmen Industries, Inc.	17,000	164,220
General Motors Corp. (e)	26,600	1,005,480
Harley-Davidson, Inc.	400	23,844
Winnebago Industries, Inc.	6,300	185,976
		1,379,520
Diversified Consumer Services - 0.3%
Carriage Services, Inc. Class A	13,050	107,793
H&R Block, Inc.	15,200	355,224
Service Corp. International	39,000	498,420
Stewart Enterprises, Inc. Class A	59,258	461,620
		1,423,057
Hotels, Restaurants & Leisure - 0.8%
Applebee's International, Inc.	14,900	359,090
Aristocrat Leisure Ltd.	17,446	212,580
Greek Organization of Football Prognostics SA	7,300	258,851
McDonald's Corp.	38,900	1,974,564
MTR Gaming Group, Inc. (a)	3,600	55,440
Royal Caribbean Cruises Ltd.	5,300	227,794
Six Flags, Inc.	3,700	22,533
Starbucks Corp. (a)	7,958	208,818
Starwood Hotels & Resorts Worldwide, Inc.	3,000	201,210
Vail Resorts, Inc. (a)	2,900	176,523
WMS Industries, Inc. (a)	18,450	532,467
		4,229,870
Household Durables - 0.4%
Beazer Homes USA, Inc.	14,831	365,881
D.R. Horton, Inc.	3,500	69,755
Furniture Brands International, Inc.	14,700	208,740
Hovnanian Enterprises, Inc. Class A	9,900	163,647
La-Z-Boy, Inc.	21,000	240,660
Snap-On, Inc.	4,000	202,040
Standard Pacific Corp.	7,100	124,463
The Stanley Works	4,200	254,940
Whirlpool Corp.	4,900	544,880
		2,175,006
Internet & Catalog Retail - 0.0%
Liberty Media Corp. New - Interactive Series A (a)	9,200	205,436
Leisure Equipment & Products - 0.2%
Brunswick Corp.	2,100	68,523
Callaway Golf Co.	20,900	372,229
Eastman Kodak Co.	20,100	559,383

	Shares	Value
MarineMax, Inc. (a)	12,454	$ 249,329
Polaris Industries, Inc.	900	48,744
		1,298,208
Media - 1.5%
Cinemark Holdings, Inc.	4,400	78,716
Clear Channel Outdoor Holding, Inc. Class A (a)	1,692	47,951
Comcast Corp. Class A	17,400	489,288
E.W. Scripps Co. Class A	5,500	251,295
EchoStar Communications Corp. Class A (a)	7,242	314,086
Getty Images, Inc. (a)	7,300	349,013
Lamar Advertising Co. Class A	7,499	470,637
Liberty Global, Inc. Class A (a)	10,500	430,920
Live Nation, Inc. (a)	62,020	1,388,008
McGraw-Hill Companies, Inc.	6,300	428,904
Naspers Ltd. Class N sponsored ADR	9,800	249,900
R.H. Donnelley Corp.	4,600	348,588
Regal Entertainment Group Class A	8,317	182,392
Time Warner, Inc.	117,000	2,461,680
Valassis Communications, Inc. (a)	21,602	371,338
		7,862,716
Multiline Retail - 0.5%
Family Dollar Stores, Inc.	22,000	755,040
JCPenney Co., Inc.	3,700	267,806
Retail Ventures, Inc. (a)	16,700	269,371
Sears Holdings Corp. (a)	4,000	678,000
Target Corp.	9,300	591,480
Tuesday Morning Corp. (e)	18,916	233,802
		2,795,499
Specialty Retail - 0.9%
Advance Auto Parts, Inc.	8,600	348,558
AnnTaylor Stores Corp. (a)	4,500	159,390
Best Buy Co., Inc.	1,800	84,006
Build-A-Bear Workshop, Inc. (a)(e)	12,750	333,285
Christopher & Banks Corp.	2,700	46,305
DCM Japan Holdings Co. Ltd.	26,900	226,715
Gamestop Corp. Class A (a)	17,400	680,340
Group 1 Automotive, Inc.	3,800	153,292
Hibbett Sports, Inc. (a)	11,866	324,891
Home Depot, Inc.	10,900	428,915
OfficeMax, Inc.	9,800	385,140
Pacific Sunwear of California, Inc. (a)	16,100	354,200
Payless ShoeSource, Inc. (a)	2,453	77,392
PETsMART, Inc.	14,400	467,280
Staples, Inc.	26,700	633,591
TJX Companies, Inc.	7,600	209,000
Tween Brands, Inc. (a)	2,100	93,660
		5,005,960
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	5,900	$ 373,541
Liz Claiborne, Inc.	5,000	186,500
		560,041
TOTAL CONSUMER DISCRETIONARY		27,553,007
CONSUMER STAPLES - 4.0%
Beverages - 0.2%
Anadolu Efes Biracilk Ve Malt Sanyii AS	3,000	120,000
Cott Corp. (a)	9,800	142,228
Fomento Economico Mexicano SA de CV sponsored ADR	8,100	318,492
Remy Cointreau SA	3,158	236,995
		817,715
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	33,824	1,232,885
Performance Food Group Co. (a)	5,225	169,760
Rite Aid Corp. (a)	62,200	396,836
SUPERVALU, Inc.	6,324	292,928
Sysco Corp.	11,900	392,581
Wal-Mart Stores, Inc.	22,200	1,068,042
Walgreen Co.	8,600	374,444
Winn-Dixie Stores, Inc. (a)(e)	41,327	1,210,881
		5,138,357
Food Products - 1.0%
BioMar Holding AS	1,650	94,074
Bunge Ltd.	5,900	498,550
Cermaq ASA	19,600	342,332
Chiquita Brands International, Inc.	17,000	322,320
Corn Products International, Inc.	17,680	803,556
Global Bio-Chem Technology Group Co. Ltd.	308,000	126,836
Koninklijke Numico NV	6,800	354,596
Leroy Seafood Group ASA	13,350	279,578
Marine Harvest ASA (a)	563,000	612,911
McCormick & Co., Inc. (non-vtg.)	3,500	133,630
Nestle SA (Reg.)	908	347,401
Ralcorp Holdings, Inc. (a)	10,600	566,570
Smithfield Foods, Inc. (a)	8,400	258,636
Tyson Foods, Inc. Class A	27,500	633,600
		5,374,590
Household Products - 0.8%
Central Garden & Pet Co.	34,983	428,892
Central Garden & Pet Co. Class A (non-vtg.) (a)	42,250	495,593
Procter & Gamble Co.	60,340	3,692,205
		4,616,690

	Shares	Value
Personal Products - 0.3%
Avon Products, Inc.	29,600	$ 1,087,800
Playtex Products, Inc. (a)	22,700	336,187
		1,423,987
Tobacco - 0.8%
Altria Group, Inc.	52,035	3,649,735
British American Tobacco PLC	6,400	221,248
Japan Tobacco, Inc.	83	409,743
Swedish Match Co.	4,400	85,241
		4,365,967
TOTAL CONSUMER STAPLES		21,737,306
ENERGY - 9.2%
Energy Equipment & Services - 5.8%
Baker Hughes, Inc.	15,100	1,270,363
Cameron International Corp. (a)	13,300	950,551
Expro International Group PLC	3,700	72,554
GlobalSantaFe Corp.	6,700	484,075
Grant Prideco, Inc. (a)	19,600	1,055,068
Halliburton Co.	10,700	369,150
Hanover Compressor Co. (a)	16,700	398,295
Nabors Industries Ltd. (a)	51,212	1,709,457
NATCO Group, Inc. Class A (a)	4,700	216,388
National Oilwell Varco, Inc. (a)	124,600	12,988,289
Noble Corp.	6,600	643,632
Oceaneering International, Inc. (a)	7,380	388,483
Parker Drilling Co. (a)	21,010	221,445
Pride International, Inc. (a)	64,000	2,397,440
Schlumberger Ltd. (NY Shares)	6,300	535,122
Smith International, Inc.	57,400	3,365,936
Superior Energy Services, Inc. (a)	12,844	512,732
Transocean, Inc. (a)	4,800	508,704
Universal Compression Holdings, Inc. (a)	3,600	260,892
W-H Energy Services, Inc. (a)	5,600	346,696
Weatherford International Ltd. (a)	49,674	2,743,992
Willbros Group, Inc. (a)	3,000	89,040
		31,528,304
Oil, Gas & Consumable Fuels - 3.4%
Alpha Natural Resources, Inc. (a)	14,700	305,613
Aurora Oil & Gas Corp. (a)	125,690	267,720
Cabot Oil & Gas Corp.	11,000	405,680
Cheniere Energy Partners LP	8,500	165,750
Chesapeake Energy Corp.	17,300	598,580
El Paso Corp.	1,400	24,122
Ellora Energy, Inc. (a)(f)	30,267	363,204
EOG Resources, Inc.	7,700	562,562
Evergreen Energy, Inc. (a)(e)	55,015	331,740
Forest Oil Corp. (a)	6,000	253,560
Foundation Coal Holdings, Inc.	11,200	455,168
Goodrich Petroleum Corp.	5,100	176,613
Helix Energy Solutions Group, Inc. (a)	7,900	315,289
International Coal Group, Inc. (a)	37,054	221,583
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kodiak Oil & Gas Corp. (a)	14,700	$ 85,260
Mariner Energy, Inc. (a)	5,000	121,250
Massey Energy Co.	18,500	493,025
Petrohawk Energy Corp. (a)	7,800	123,708
Petroleum Development Corp. (a)	4,400	208,912
Petroplus Holdings AG	1,420	146,231
Plains Exploration & Production Co. (a)	8,400	401,604
Quicksilver Resources, Inc. (a)	14,500	646,410
Range Resources Corp.	26,250	982,013
Southwestern Energy Co. (a)	14,800	658,600
Strateco Resources, Inc. (a)	17,500	36,799
Suncor Energy, Inc.	4,300	387,353
Tesoro Corp.	5,000	285,750
Ultra Petroleum Corp. (a)	17,000	939,080
UraMin, Inc. (a)(j)	20,400	160,584
Uranium One, Inc.	31,400	399,998
Valero Energy Corp.	95,597	7,060,794
Western Oil Sands, Inc. Class A (a)	11,200	373,246
Williams Companies, Inc.	13,000	411,060
XTO Energy, Inc.	2,700	162,270
		18,531,131
TOTAL ENERGY		50,059,435
FINANCIALS - 13.2%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	5,580	354,721
Ares Capital Corp.	42,300	712,755
Bank of New York Co., Inc.	32,600	1,350,944
Bear Stearns Companies, Inc.	2,100	294,000
Charles Schwab Corp.	13,000	266,760
Credit Suisse Group sponsored ADR	5,800	411,568
EFG International	4,485	207,068
Fortress Investment Group LLC	6,500	154,830
Franklin Resources, Inc.	5,700	755,079
Goldman Sachs Group, Inc.	2,700	585,225
Investors Financial Services Corp.	2,553	157,444
Janus Capital Group, Inc.	14,700	409,248
Julius Baer Holding AG (Bearer)	7,287	524,335
Lazard Ltd. Class A	13,580	611,507
Merrill Lynch & Co., Inc.	13,000	1,086,540
Northern Trust Corp.	5,800	372,592
State Street Corp.	8,000	547,200
T. Rowe Price Group, Inc.	5,504	285,603
UBS AG:
(NY Shares)	6,000	360,060
(Reg.)	11,490	689,515
		10,136,994

	Shares	Value
Commercial Banks - 2.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	20,700	$ 504,666
Bank of Montreal	4,500	288,946
Colonial Bancgroup, Inc.	17,800	444,466
Commerce Bancorp, Inc.	17,300	639,927
First Community Bancorp, California	2,400	137,304
Hanmi Financial Corp.	13,300	226,898
HSBC Holdings PLC sponsored ADR	300	27,531
ICICI Bank Ltd. sponsored ADR (g)	1,600	78,640
KBC Groupe SA	600	81,220
Kookmin Bank	550	48,282
Nara Bancorp, Inc.	8,700	138,591
National Australia Bank Ltd.	8,010	278,611
PNC Financial Services Group, Inc.	19,200	1,374,336
Prosperity Bancshares, Inc.	700	22,932
Sterling Financial Corp., Washington	200	5,788
SunTrust Banks, Inc.	11,600	994,584
Synovus Financial Corp.	5,900	181,130
Toronto-Dominion Bank	400	27,359
Turkiye Halk Bankasi	4,000	25,752
U.S. Bancorp, Delaware	10,700	352,565
UCBH Holdings, Inc.	31,900	582,813
UMB Financial Corp.	200	7,374
Unicredito Italiano SpA	36,500	327,467
UnionBanCal Corp.	2,300	137,310
Wachovia Corp.	25,527	1,308,259
Wells Fargo & Co.	71,700	2,521,689
Wilshire Bancorp, Inc.	14,000	170,520
Wintrust Financial Corp.	7,900	346,415
Zions Bancorp	1,100	84,601
		11,365,976
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	13,800	244,812
American Express Co.	10,400	636,272
Capital One Financial Corp.	2,400	188,256
First Cash Financial Services, Inc. (a)	400	9,376
ORIX Corp.	720	189,704
		1,268,420
Diversified Financial Services - 3.1%
Bank of America Corp.	107,105	5,236,363
Chicago Mercantile Exchange Holdings, Inc. Class A	600	320,616
Citigroup, Inc.	57,900	2,969,691
Financial Federal Corp.	1,800	53,676
FirstRand Ltd.	37,400	119,594
JPMorgan Chase & Co.	102,200	4,951,590
Kotak Mahindra Bank Ltd. sponsored GDR (f)	3,083	50,983
Maiden Holdings Ltd. (f)	19,000	190,000
MarketAxess Holdings, Inc. (a)	1,800	32,382
Moody's Corp.	5,300	329,660
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Onex Corp. (sub. vtg.)	5,300	$ 183,093
PICO Holdings, Inc. (a)	49,856	2,156,771
		16,594,419
Insurance - 2.9%
ACE Ltd.	21,800	1,362,936
AFLAC, Inc.	11,300	580,820
American International Group, Inc.	63,650	4,457,410
Aspen Insurance Holdings Ltd.	20,100	564,207
Assurant, Inc.	9,500	559,740
Axis Capital Holdings Ltd.	2,800	113,820
Endurance Specialty Holdings Ltd.	8,700	348,348
Hartford Financial Services Group, Inc.	11,700	1,152,567
IPC Holdings Ltd.	6,700	216,343
MetLife, Inc.	15,600	1,005,888
Montpelier Re Holdings Ltd.	15,400	285,516
National Financial Partners Corp.	7,800	361,218
Navigators Group, Inc. (a)	3,500	188,650
PartnerRe Ltd.	6,300	488,250
Platinum Underwriters Holdings Ltd.	8,600	298,850
Prudential Financial, Inc.	14,200	1,380,666
T&D Holdings, Inc.	7,000	473,449
The Travelers Companies, Inc.	15,249	815,822
Universal American Financial Corp. (a)	20,237	430,643
Willis Group Holdings Ltd.	3,200	140,992
XL Capital Ltd. Class A	5,200	438,308
Zenith National Insurance Corp.	3,200	150,688
		15,815,131
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.	3,400	329,188
American Financial Realty Trust (SBI)	14,800	152,736
Annaly Capital Management, Inc.	51,700	745,514
BRE Properties, Inc. Class A	2,200	130,438
CapitalSource, Inc.	11,300	277,867
CBRE Realty Finance, Inc.	10,100	120,089
Corporate Office Properties Trust (SBI)	200	8,202
Developers Diversified Realty Corp.	14,900	785,379
Duke Realty LP	15,800	563,586
Education Realty Trust, Inc.	4,406	61,816
Equity Lifestyle Properties, Inc.	2,800	146,132
Friedman, Billings, Ramsey Group, Inc. Class A	13,900	75,894
General Growth Properties, Inc.	11,500	608,925
Health Care Property Investors, Inc.	13,800	399,234
Healthcare Realty Trust, Inc.	9,700	269,466
Hersha Hospitality Trust	5,693	67,291
Highwoods Properties, Inc. (SBI)	7,200	270,000
HomeBanc Mortgage Corp., Georgia	25,000	31,750
Potlatch Corp.	3,700	159,285

	Shares	Value
Public Storage	2,700	$ 207,414
Quadra Realty Trust, Inc.	9,000	112,590
Senior Housing Properties Trust (SBI)	7,500	152,625
Simon Property Group, Inc.	300	27,912
Sovran Self Storage, Inc.	2,100	101,136
Spirit Finance Corp.	3,500	50,960
Tanger Factory Outlet Centers, Inc.	1,900	71,155
UDR, Inc.	26,300	691,690
Vornado Realty Trust	4,200	461,328
		7,079,602
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	900	21,879
CB Richard Ellis Group, Inc. Class A (a)	2,600	94,900
Meruelo Maddux Properties, Inc.	13,400	109,344
Mitsubishi Estate Co. Ltd.	8,000	217,603
Mitsui Fudosan Co. Ltd.	11,000	309,029
		752,755
Thrifts & Mortgage Finance - 1.6%
BankUnited Financial Corp. Class A	4,832	96,978
Countrywide Financial Corp.	31,000	1,126,850
Fannie Mae	37,300	2,436,809
Freddie Mac	25,600	1,553,920
Hudson City Bancorp, Inc.	72,107	881,148
MGIC Investment Corp.	8,100	460,566
NetBank, Inc.	45,500	14,105
New York Community Bancorp, Inc.	26,600	452,732
NewAlliance Bancshares, Inc.	15,500	228,160
People's United Financial, Inc.	26,420	468,427
Radian Group, Inc.	9,600	518,400
Washington Federal, Inc.	13,488	327,893
		8,565,988
TOTAL FINANCIALS		71,579,285
HEALTH CARE - 4.9%
Biotechnology - 0.9%
Amgen, Inc. (a)	24,200	1,338,018
Biogen Idec, Inc. (a)	6,700	358,450
Cephalon, Inc. (a)	9,786	786,697
DUSA Pharmaceuticals, Inc. (a)	17,050	52,514
Genentech, Inc. (a)	4,950	374,517
Gilead Sciences, Inc. (a)	11,400	441,978
MannKind Corp. (a)	15,300	188,649
Medarex, Inc. (a)	10,600	151,474
OSI Pharmaceuticals, Inc. (a)	4,600	166,566
PDL BioPharma, Inc. (a)	8,900	207,370
Theravance, Inc. (a)	14,343	458,976
Vertex Pharmaceuticals, Inc. (a)	7,300	208,488
		4,733,697
Health Care Equipment & Supplies - 1.0%
Alcon, Inc.	2,780	375,050
American Medical Systems Holdings, Inc. (a)	27,600	497,904
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ArthroCare Corp. (a)	7,531	$ 330,686
Aspect Medical Systems, Inc. (a)	16,600	248,336
Becton, Dickinson & Co.	5,000	372,500
C.R. Bard, Inc.	7,800	644,514
Cooper Companies, Inc.	7,700	410,564
Hologic, Inc. (a)	5,369	296,959
Inverness Medical Innovations, Inc. (a)	18,971	967,900
Phonak Holding AG	4,313	388,368
Respironics, Inc. (a)	8,400	357,756
Varian Medical Systems, Inc. (a)	8,700	369,837
		5,260,374
Health Care Providers & Services - 1.1%
Acibadem Saglik Hizmetleri AS	37,888	265,577
Brookdale Senior Living, Inc.	9,500	432,915
Cardinal Health, Inc.	6,600	466,224
Community Health Systems, Inc. (a)	300	12,135
DaVita, Inc. (a)	6,800	366,384
Emeritus Corp. (a)	1,800	55,764
Health Net, Inc. (a)	12,100	638,880
Henry Schein, Inc. (a)	2,500	133,575
Humana, Inc. (a)	4,514	274,948
McKesson Corp.	6,500	387,660
Medco Health Solutions, Inc. (a)	7,050	549,830
Omnicare, Inc.	6,500	234,390
UnitedHealth Group, Inc.	39,200	2,004,688
		5,822,970
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	20,500	522,340
Cerner Corp. (a)	6,600	366,102
Health Corp. (a)	34,800	487,548
IMS Health, Inc.	9,700	311,661
		1,687,651
Life Sciences Tools & Services - 0.2%
Affymetrix, Inc. (a)	7,672	190,956
Charles River Laboratories International, Inc. (a)	13,000	671,060
Pharmaceutical Product Development, Inc.	9,286	355,375
PRA International (a)	3,700	93,610
		1,311,001
Pharmaceuticals - 1.4%
Adams Respiratory Therapeutics, Inc. (a)	17,570	692,082
Alpharma, Inc. Class A	16,600	431,766
Barr Pharmaceuticals, Inc. (a)	12,600	632,898
Endo Pharmaceuticals Holdings, Inc. (a)	9,242	316,354
Jazz Pharmaceuticals, Inc.	13,800	220,662
Johnson & Johnson	18,300	1,127,646
Merck & Co., Inc.	26,500	1,319,700

	Shares	Value
MGI Pharma, Inc. (a)	24,961	$ 558,378
Schering-Plough Corp.	22,100	672,724
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,400	346,500
Wyeth	24,000	1,376,160
Xenoport, Inc. (a)	5,000	222,100
		7,916,970
TOTAL HEALTH CARE		26,732,663
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.3%
Bombardier, Inc. Class B (sub. vtg.)	21,500	129,172
DRS Technologies, Inc.	8,800	503,976
General Dynamics Corp.	14,100	1,102,902
Hexcel Corp. (a)	42,178	888,690
Honeywell International, Inc.	13,800	776,664
Ladish Co., Inc. (a)	2,649	113,907
Orbital Sciences Corp. (a)	19,250	404,443
Raytheon Co.	10,600	571,234
Raytheon Co. warrants 6/16/11 (a)	200	3,688
Rockwell Collins, Inc.	6,300	445,032
Spirit AeroSystems Holdings, Inc. Class A	17,300	623,665
Triumph Group, Inc.	1,700	111,299
United Technologies Corp.	23,200	1,645,576
		7,320,248
Air Freight & Logistics - 0.4%
FedEx Corp.	3,200	355,104
Forward Air Corp.	15,200	518,168
United Parcel Service, Inc. Class B	9,200	671,600
UTI Worldwide, Inc.	13,300	356,307
		1,901,179
Airlines - 0.2%
AirTran Holdings, Inc. (a)(e)	57,500	627,900
Delta Air Lines, Inc. (a)	7,005	137,999
Frontier Airlines Holdings, Inc. (a)(e)	42,700	239,120
		1,005,019
Building Products - 0.0%
Masco Corp.	7,900	224,913
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. (a)	11,369	262,055
Allied Waste Industries, Inc. (a)	49,800	670,308
Cintas Corp.	7,200	283,896
Clean Harbors, Inc. (a)	12,900	637,518
Covanta Holding Corp. (a)	19,000	468,350
Diamond Management & Technology Consultants, Inc.	11,367	150,044
Equifax, Inc.	8,920	396,226
Kforce, Inc. (a)	6,788	108,472
Robert Half International, Inc.	8,100	295,650
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	12,100	$ 748,869
Waste Management, Inc.	12,100	472,505
		4,493,893
Construction & Engineering - 1.8%
Chicago Bridge & Iron Co. NV (NY Shares)	36,600	1,381,284
Fluor Corp.	25,200	2,806,524
Granite Construction, Inc.	12,600	808,668
Shaw Group, Inc. (a)	44,000	2,036,760
Washington Group International, Inc. (a)	31,475	2,518,315
		9,551,551
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR	14,100	318,660
Cooper Industries Ltd. Class A	6,400	365,376
Renewable Energy Corp. AS	19,000	741,030
		1,425,066
Industrial Conglomerates - 1.1%
3M Co.	6,300	546,777
General Electric Co.	34,400	1,316,832
McDermott International, Inc. (a)	11,600	964,192
Siemens AG sponsored ADR	3,300	472,098
Textron, Inc.	1,400	154,154
Tyco International Ltd.	77,100	2,605,209
		6,059,262
Machinery - 0.8%
Albany International Corp. Class A	5,800	234,552
Bucyrus International, Inc. Class A	17,334	1,226,901
Cummins, Inc.	2,900	293,509
Danaher Corp.	3,600	271,800
Deere & Co.	4,600	555,404
Dover Corp.	6,392	326,951
ESCO Technologies, Inc. (a)	11,000	398,860
Flowserve Corp.	4,700	336,520
IDEX Corp.	9,846	379,465
Oshkosh Truck Co.	6,400	402,688
		4,426,650
Marine - 0.4%
Alexander & Baldwin, Inc.	16,679	885,822
American Commercial Lines, Inc. (a)	42,700	1,112,335
		1,998,157
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	11,000	936,540
Canadian National Railway Co.	3,100	157,728
Canadian Pacific Railway Ltd.	3,100	214,097
Ryder System, Inc.	1,800	96,840
Universal Truckload Services, Inc. (a)	21,093	419,118
YRC Worldwide, Inc. (a)	1,800	66,240
		1,890,563

	Shares	Value
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	11,400	$ 343,596
WESCO International, Inc. (a)	14,600	882,570
Williams Scotsman International, Inc. (a)	1,823	43,406
		1,269,572
TOTAL INDUSTRIALS		41,566,073
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.2%
Adtran, Inc.	16,100	418,117
Alcatel-Lucent SA sponsored ADR	50,762	710,668
Avocent Corp. (a)	11,369	329,815
Cisco Systems, Inc. (a)	23,100	643,335
Comverse Technology, Inc. (a)	13,900	289,815
Dycom Industries, Inc. (a)	25,400	761,492
Finisar Corp. (a)	107,078	404,755
Harris Corp.	18,900	1,030,995
Infinera Corp.	1,400	34,888
Juniper Networks, Inc. (a)	6,200	156,054
MasTec, Inc. (a)	19,500	308,490
Motorola, Inc.	39,600	700,920
Powerwave Technologies, Inc. (a)	15,000	100,500
QUALCOMM, Inc.	8,500	368,815
		6,258,659
Computers & Peripherals - 1.3%
Apple, Inc. (a)	3,900	475,956
Diebold, Inc.	2,200	114,840
Electronics for Imaging, Inc. (a)	16,000	451,520
Hewlett-Packard Co.	29,500	1,316,290
Intermec, Inc. (a)	15,754	398,734
NCR Corp. (a)	14,100	740,814
Network Appliance, Inc. (a)	24,350	711,020
SanDisk Corp. (a)	13,200	646,008
Seagate Technology	90,327	1,966,419
Sun Microsystems, Inc. (a)	60,800	319,808
		7,141,409
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	25,000	961,000
Amphenol Corp. Class A	24,200	862,730
Arrow Electronics, Inc. (a)	8,100	311,283
AU Optronics Corp. sponsored ADR	5,500	94,600
Avnet, Inc. (a)	7,800	309,192
Benchmark Electronics, Inc. (a)	1,900	42,978
Flextronics International Ltd. (a)	55,400	598,320
Itron, Inc. (a)	22,400	1,745,856
Molex, Inc.	12,900	387,129
Murata Manufacturing Co. Ltd.	3,100	233,834
Tektronix, Inc.	20,200	681,548
TTM Technologies, Inc. (a)	5,432	70,616
		6,299,086
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.8%
comScore, Inc.	500	$ 11,575
eBay, Inc. (a)	14,519	467,221
Google, Inc. Class A (sub. vtg.) (a)	2,660	1,392,191
LoopNet, Inc.	23,961	559,010
Open Text Corp. (a)	12,200	267,306
ValueClick, Inc. (a)	9,400	276,924
VeriSign, Inc. (a)	23,700	752,001
Yahoo!, Inc. (a)	16,600	450,358
		4,176,586
IT Services - 0.7%
Accenture Ltd. Class A	1,600	68,624
CACI International, Inc. Class A (a)	19,315	943,538
ManTech International Corp. Class A (a)	8,100	249,723
Mastercard, Inc. Class A	2,600	431,262
Patni Computer Systems Ltd. sponsored ADR	4,800	121,008
Paychex, Inc.	8,600	336,432
Satyam Computer Services Ltd. sponsored ADR	13,400	331,784
SI International, Inc. (a)	3,400	112,268
Syntel, Inc.	3,600	109,404
The Western Union Co.	13,400	279,122
Unisys Corp. (a)	85,189	778,627
WNS Holdings Ltd. ADR	7,400	210,604
		3,972,396
Office Electronics - 0.1%
Xerox Corp. (a)	40,100	741,048
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	73,150	1,046,045
Altera Corp.	7,500	165,975
AMIS Holdings, Inc. (a)	43,300	542,116
Analog Devices, Inc.	17,700	666,228
Applied Micro Circuits Corp. (a)	74,300	185,750
ASAT Holdings Ltd. warrants 7/24/11 (a)	48	129
ASML Holding NV (NY Shares) (a)	24,800	680,760
Atmel Corp. (a)	94,500	525,420
ATMI, Inc. (a)	2,043	61,290
Axcelis Technologies, Inc. (a)	66,400	430,936
Cymer, Inc. (a)	8,300	333,660
Cypress Semiconductor Corp. (a)	48,400	1,127,236
DSP Group, Inc. (a)	11,600	237,452
Fairchild Semiconductor International, Inc. (a)	45,100	871,332
Hittite Microwave Corp. (a)	11,028	471,226
Infineon Technologies AG sponsored ADR (a)	19,800	327,294
Integrated Device Technology, Inc. (a)	39,100	597,057
Intel Corp.	11,700	277,992

	Shares	Value
Intersil Corp. Class A	13,700	$ 431,002
Linear Technology Corp.	8,400	303,912
LSI Corp. (a)	29,876	224,369
LTX Corp. (a)	54,500	303,020
Maxim Integrated Products, Inc.	22,500	751,725
Microchip Technology, Inc.	15,900	588,936
Microsemi Corp. (a)	11,000	263,450
National Semiconductor Corp.	42,300	1,195,821
PMC-Sierra, Inc. (a)	20,200	156,146
RF Micro Devices, Inc. (a)	900	5,616
Rudolph Technologies, Inc. (a)	23,076	383,292
Samsung Electronics Co. Ltd.	1,170	716,805
Semitool, Inc. (a)	26,421	253,906
Spansion, Inc. Class A (a)	14,200	157,620
Teradyne, Inc. (a)	8,700	152,946
Varian Semiconductor Equipment Associates, Inc. (a)	3,100	124,186
Xilinx, Inc.	14,700	393,519
		14,954,169
Software - 1.4%
Autodesk, Inc. (a)	8,531	401,639
Business Objects SA sponsored ADR (a)	9,700	376,748
Cadence Design Systems, Inc. (a)	22,700	498,492
Cognos, Inc. (a)	7,600	301,492
Electronic Arts, Inc. (a)	5,100	241,332
Fair Isaac Corp.	12,700	509,524
Microsoft Corp.	49,500	1,458,765
Nintendo Co. Ltd.	4,600	1,687,280
Opsware, Inc. (a)	44,831	426,343
Sandvine Corp. (a)(g)	57,500	318,470
Sandvine Corp. (U.K.) (a)	7,700	41,362
Sourcefire, Inc.	16,575	231,884
Take-Two Interactive Software, Inc. (a)	35,876	716,444
Ubisoft Entertainment SA (a)	3,200	169,554
		7,379,329
TOTAL INFORMATION TECHNOLOGY		50,922,682
MATERIALS - 3.3%
Chemicals - 1.2%
Agrium, Inc.	5,600	245,449
Air Products & Chemicals, Inc.	2,400	192,888
Airgas, Inc.	500	23,950
Arkema sponsored ADR (a)	8,300	539,500
Celanese Corp. Class A	30,700	1,190,546
Chemtura Corp.	63,000	699,930
Dyno Nobel Ltd.	3,700	7,498
Hercules, Inc. (a)	8,100	159,165
Israel Chemicals Ltd.	58,600	464,336
K&S AG	600	92,621
Koppers Holdings, Inc.	700	23,576
Monsanto Co.	17,400	1,175,196
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
The Mosaic Co. (a)	45,300	$ 1,767,606
Tokai Carbon Co. Ltd.	5,000	46,890
		6,629,151
Containers & Packaging - 0.2%
Owens-Illinois, Inc.	21,100	738,500
Smurfit-Stone Container Corp.	34,902	464,546
		1,203,046
Metals & Mining - 1.8%
Alcoa, Inc.	37,900	1,536,087
Allegheny Technologies, Inc.	5,000	524,400
Anglo Platinum Ltd.	2,100	345,863
Arcelor Mittal	5,800	361,920
Carpenter Technology Corp.	5,400	703,674
Ivanhoe Mines Ltd. (a)	6,400	90,721
Meridian Gold, Inc. (a)	53,200	1,467,256
Nucor Corp.	3,700	217,005
Reliance Steel & Aluminum Co.	15,500	872,030
Stillwater Mining Co. (a)	27,800	306,078
Sumitomo Metal Industries Ltd.	9,000	53,053
Teck Cominco Ltd. Class B (sub. vtg.)	7,900	335,208
Titanium Metals Corp.	89,618	2,858,814
		9,672,109
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	9,800	346,136
TOTAL MATERIALS		17,850,442
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	215,000	8,922,500
Cincinnati Bell, Inc.	10,600	61,268
Cogent Communications Group, Inc. (a)	8,900	265,843
Covad Communications Group, Inc. (a)	242,960	218,664
FairPoint Communications, Inc.	5,000	88,750
NeuStar, Inc. Class A (a)	17,900	518,563
Telenor ASA sponsored ADR	7,400	436,600
Verizon Communications, Inc.	73,000	3,005,410
		13,517,598
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV Series L sponsored ADR	5,900	365,387
American Tower Corp. Class A (a)	17,870	750,540
Crown Castle International Corp. (a)	13,900	504,153
DigitalGlobe, Inc. (a)(f)	163	408
NII Holdings, Inc. (a)	7,000	565,180

	Shares	Value
Sprint Nextel Corp.	18,200	$ 376,922
Vivo Participacoes SA (PN) sponsored ADR	72,000	360,720
		2,923,310
TOTAL TELECOMMUNICATION SERVICES		16,440,908
UTILITIES - 3.0%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	600	27,024
DPL, Inc.	19,200	544,128
E.ON AG	3,200	534,144
Edison International	9,000	505,080
Entergy Corp.	13,600	1,459,960
PPL Corp.	24,200	1,132,318
Reliant Energy, Inc. (a)	47,300	1,274,735
		5,477,389
Gas Utilities - 0.1%
Equitable Resources, Inc.	9,300	460,908
Questar Corp.	3,000	158,550
		619,458
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	78,900	1,726,332
Constellation Energy Group, Inc.	21,600	1,882,872
Dynegy, Inc. Class A (a)	56,600	534,304
Mirant Corp. (a)	18,400	784,760
NRG Energy, Inc. (a)	77,500	3,221,675
		8,149,943
Multi-Utilities - 0.4%
CMS Energy Corp.	37,300	641,560
Public Service Enterprise Group, Inc.	14,700	1,290,366
Sempra Energy	4,200	248,766
		2,180,692
TOTAL UTILITIES		16,427,482
TOTAL COMMON STOCKS (Cost $278,957,408)		340,869,283
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.0%
Insurance - 0.0%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	4,400	143,968
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0
Convertible Preferred Stocks - continued
	Shares	Value
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	5,000	$ 641,185
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $629,224)		785,153
Corporate Bonds - 1.4%
	Principal Amount
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 260,000	298,938
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	186,000	219,480
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	140,000	141,389
TOTAL HEALTH CARE		360,869
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (f)	90,000	99,394
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. 1% 6/15/27 (f)	180,000	185,093
TOTAL CONVERTIBLE BONDS		944,294
Nonconvertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (f)	7,000	7,447
9% 7/1/15	13,000	14,008
		21,455
Automobiles - 0.0%
General Motors Corp. 8.375% 7/15/33	30,000	27,225
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	50,000	50,000
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	20,000	20,500

	Principal Amount	Value
Service Corp. International:
6.75% 4/1/15 (f)	$ 20,000	$ 19,250
7.5% 4/1/27 (f)	20,000	19,000
		108,750
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	80,000	78,600
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (f)	20,000	19,700
MGM Mirage, Inc.:
5.875% 2/27/14	70,000	63,000
7.5% 6/1/16	20,000	18,800
NCL Corp. Ltd. 10.625% 7/15/14	35,000	33,425
OSI Restaurant Partners, Inc. 10% 6/15/15 (f)	35,000	33,425
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)	20,000	20,000
Six Flags, Inc.:
8.875% 2/1/10	40,000	39,850
9.625% 6/1/14	15,000	13,875
		320,675
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	15,000	14,775
Media - 0.1%
Cablevision Systems Corp. 9.82% 4/1/09 (h)	50,000	52,125
CanWest Media, Inc. 8% 9/15/12	70,000	70,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	30,000	31,425
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	80,000	83,200
CSC Holdings, Inc. 7.625% 4/1/11	40,000	39,700
EchoStar Communications Corp. 7.125% 2/1/16	40,000	39,200
Nielsen Finance LLC/Co. 10% 8/1/14 (f)	50,000	53,000
PanAmSat Corp. 9% 6/15/16	50,000	52,625
Paxson Communications Corp.:
8.6056% 1/15/12 (f)(h)	65,000	66,056
11.6056% 1/15/13 (f)(h)	30,000	31,275
The Reader's Digest Association, Inc. 9% 2/15/17 (f)	70,000	65,450
TL Acquisitions, Inc.:
0% 7/15/15 (d)(f)(g)	40,000	30,050
10.5% 1/15/15 (f)(g)	70,000	67,900
Valassis Communications, Inc. 8.25% 3/1/15 (f)	70,000	67,200
		749,206
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
7.625% 3/15/17 (f)	$ 20,000	$ 19,750
8% 3/15/14	60,000	60,300
Sally Holdings LLC:
9.25% 11/15/14 (f)	40,000	40,000
10.5% 11/15/16 (f)	40,000	40,100
Sonic Automotive, Inc. 8.625% 8/15/13	90,000	92,025
Toys 'R' US, Inc. 7.875% 4/15/13	70,000	63,000
United Auto Group, Inc. 7.75% 12/15/16	30,000	30,000
		345,175
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.735% 12/15/14 (f)(h)	20,000	20,150
TOTAL CONSUMER DISCRETIONARY		1,607,411
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Stater Brothers Holdings, Inc. 7.75% 4/15/15 (f)	35,000	35,000
Food Products - 0.0%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	35,000	36,050
Smithfield Foods, Inc. 7.75% 7/1/17	20,000	19,850
Swift & Co. 10.125% 10/1/09	40,000	41,200
		97,100
Tobacco - 0.0%
Reynolds American, Inc. 7.625% 6/1/16	30,000	32,138
TOTAL CONSUMER STAPLES		164,238
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17	20,000	19,975
Bristow Group, Inc. 7.5% 9/15/17 (f)	30,000	30,150
Complete Production Services, Inc. 8% 12/15/16 (f)	30,000	30,300
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	20,000	19,150
		99,575

	Principal Amount	Value
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc. 8.875% 2/1/17 (f)	$ 20,000	$ 19,750
Chesapeake Energy Corp.:
6.5% 8/15/17	15,000	14,213
6.625% 1/15/16	5,000	4,825
7.5% 6/15/14	40,000	40,800
Energy Partners Ltd.:
9.75% 4/15/14 (f)	20,000	19,875
10.48% 4/15/13 (f)(h)	30,000	30,225
Forest Oil Corp. 7.25% 6/15/19 (f)	30,000	29,025
Mariner Energy, Inc. 8% 5/15/17	20,000	20,450
Massey Energy Co. 6.875% 12/15/13	40,000	36,400
Petrohawk Energy Corp. 9.125% 7/15/13	30,000	31,725
Plains Exploration & Production Co. 7% 3/15/17	30,000	28,575
Pogo Producing Co.:
6.625% 3/15/15	30,000	29,850
7.875% 5/1/13	15,000	15,338
Range Resources Corp. 7.375% 7/15/13	20,000	20,150
W&T Offshore, Inc. 8.25% 6/15/14 (f)	35,000	34,475
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	30,000	30,300
		405,976
TOTAL ENERGY		505,551
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ford Motor Credit Co. LLC:
7% 10/1/13	45,000	41,738
7.8% 6/1/12	20,000	19,425
9.8056% 4/15/12 (h)	20,000	21,450
9.875% 8/10/11	115,000	120,708
General Motors Acceptance Corp.:
6.75% 12/1/14	75,000	71,625
6.875% 9/15/11	35,000	34,213
6.875% 8/28/12	15,000	14,660
8% 11/1/31	25,000	25,500
GMAC LLC:
6% 12/15/11	30,000	28,500
6.625% 5/15/12	20,000	19,300
		397,119
Diversified Financial Services - 0.0%
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (f)	20,000	19,400
9% 6/1/16 (f)	20,000	20,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
NSG Holdings II, LLC 7.75% 12/15/25 (f)	$ 30,000	$ 30,900
Yankee Acquisition Corp. 8.5% 2/15/15	10,000	9,775
		80,775
Insurance - 0.0%
USI Holdings Corp.:
9.23% 11/15/14 (f)(h)	20,000	19,600
9.75% 5/15/15 (f)	10,000	9,850
		29,450
Real Estate Investment Trusts - 0.0%
Host Hotels & Resorts LP 6.875% 11/1/14	60,000	59,250
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)	50,000	49,500
Ventas Realty LP:
6.5% 6/1/16	30,000	29,250
6.75% 4/1/17	20,000	19,750
		157,750
TOTAL FINANCIALS		665,094
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Advanced Medical Optics, Inc. 7.5% 5/1/17 (f)	10,000	9,400
Health Care Providers & Services - 0.1%
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (f)	40,000	39,100
Community Health Systems, Inc. 8.875% 7/15/15 (f)(g)	70,000	70,966
DaVita, Inc.:
6.625% 3/15/13 (f)	15,000	14,550
7.25% 3/15/15	40,000	39,400
HCA, Inc.:
6.5% 2/15/16	40,000	33,800
9.125% 11/15/14 (f)	30,000	31,575
9.25% 11/15/16 (f)	65,000	69,225
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	25,000	24,875
Skilled Healthcare Group, Inc. 11% 1/15/14	13,000	14,430
Tenet Healthcare Corp. 9.875% 7/1/14	40,000	39,500
United Surgical Partners International, Inc.:
8.875% 5/1/17 (f)	35,000	34,825
9.25% 5/1/17 pay-in-kind (f)	30,000	29,850

	Principal Amount	Value
Universal Hospital Services, Inc.:
8.5% 6/1/15 pay-in-kind (f)	$ 20,000	$ 19,850
8.7594% 6/1/15 (f)(h)	20,000	20,000
		481,946
TOTAL HEALTH CARE		491,346
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	70,000	68,250
Bombardier, Inc.:
6.3% 5/1/14 (f)	20,000	19,000
8% 11/15/14 (f)	140,000	144,200
DRS Technologies, Inc. 7.625% 2/1/18	35,000	34,825
Esterline Technologies Corp. 6.625% 3/1/17 (f)	35,000	34,038
Transdigm, Inc. 7.75% 7/15/14 (f)	20,000	20,400
		320,713
Airlines - 0.0%
Continental Airlines, Inc. 7.339% 4/19/14	20,000	19,750
Continental Airlines, Inc. 6.903% 4/19/22	10,000	9,775
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	205,000	14,350
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	21,687	21,904
		65,779
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc. 7.125% 5/15/16	30,000	29,363
Aramark Corp.:
8.5% 2/1/15 (f)	35,000	35,525
8.8563% 2/1/15 (f)(h)	10,000	10,175
Cenveo Corp. 7.875% 12/1/13	105,000	102,638
Deluxe Corp. 7.375% 6/1/15 (f)	40,000	40,000
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (f)	25,000	25,250
IKON Office Solutions, Inc. 7.75% 9/15/15	10,000	10,050
Rental Service Corp. 9.5% 12/1/14 (f)	20,000	20,400
		273,401
Electrical Equipment - 0.0%
General Cable Corp.:
7.125% 4/1/17 (f)	10,000	10,000
7.725% 4/1/15 (f)(h)	20,000	20,150
		30,150
Machinery - 0.0%
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	20,000	21,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (f)	$ 30,000	$ 31,500
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	20,000	20,500
7.86% 5/15/14 (h)	10,000	10,275
Hertz Corp.:
8.875% 1/1/14	30,000	31,200
10.5% 1/1/16	15,000	16,500
		78,475
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)	20,000	20,950
Penhall International Corp. 12% 8/1/14 (f)	20,000	21,600
VWR Funding, Inc. 10.25% 7/15/15 (f)	40,000	40,000
		82,550
TOTAL INDUSTRIALS		903,768
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Nortel Networks Corp.:
9.6056% 7/15/11 (f)(h)	30,000	31,875
10.75% 7/15/16 (f)	30,000	32,925
		64,800
Electronic Equipment & Instruments - 0.0%
Solectron Global Finance Ltd. 8% 3/15/16	10,000	10,700
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	15,000	13,725
SunGard Data Systems, Inc. 9.125% 8/15/13	50,000	51,063
		64,788
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	70,000	71,050
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	30,000	30,750
Avago Technologies Finance Ltd. 10.125% 12/1/13	40,000	42,600
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (f)	30,000	28,764
9.125% 12/15/14 pay-in-kind (f)	55,000	51,909

	Principal Amount	Value
9.235% 12/15/14 (f)(h)	$ 40,000	$ 38,600
10.125% 12/15/16 (f)	15,000	14,100
		206,723
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16	20,000	19,550
Open Solutions, Inc. 9.75% 2/1/15 (f)	70,000	70,000
Serena Software, Inc. 10.375% 3/15/16	30,000	32,700
		122,250
TOTAL INFORMATION TECHNOLOGY		540,311
MATERIALS - 0.1%
Chemicals - 0.1%
Georgia Gulf Corp.:
9.5% 10/15/14	35,000	34,650
10.75% 10/15/16	20,000	19,900
Lyondell Chemical Co.:
6.875% 6/15/17	20,000	19,450
8.25% 9/15/16	20,000	20,725
Momentive Performance Materials, Inc. 9.75% 12/1/14 (f)	60,000	60,150
Phibro Animal Health Corp. 10% 8/1/13 (f)	20,000	20,900
PolyOne Corp. 8.875% 5/1/12	35,000	35,525
Sterling Chemicals, Inc. 10.25% 4/1/15 (f)	20,000	20,700
		232,000
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	50,000	51,250
8.75% 11/15/12	25,000	26,188
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	35,000	33,775
		111,213
Metals & Mining - 0.0%
FMG Finance Property Ltd.:
10% 9/1/13 (f)	20,000	22,025
10.625% 9/1/16 (f)	30,000	35,288
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	30,000	31,575
8.375% 4/1/17	35,000	37,275
Novelis, Inc. 7.25% 2/15/15	20,000	20,550
PNA Group, Inc. 10.75% 9/1/16 (f)	10,000	10,900
		157,613
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7% 1/15/15 (f)	$ 25,000	$ 24,125
8.125% 5/15/11	120,000	121,800
		145,925
TOTAL MATERIALS		646,751
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (h)	30,000	30,600
Intelsat Ltd. 9.25% 6/15/16	80,000	84,600
Level 3 Financing, Inc.:
8.75% 2/15/17 (f)	20,000	19,725
9.15% 2/15/15 (f)(h)	20,000	19,900
9.25% 11/1/14	70,000	70,263
Qwest Capital Funding, Inc. 7% 8/3/09	60,000	59,700
Qwest Corp.:
8.61% 6/15/13 (h)	90,000	98,550
8.875% 3/15/12	45,000	48,488
Telecom Italia Capital SA 7.2% 7/18/36	25,000	25,702
Wind Acquisition Finance SA 10.75% 12/1/15 (f)	20,000	23,000
Windstream Corp.:
7% 3/15/19	10,000	9,525
8.125% 8/1/13	15,000	15,694
8.625% 8/1/16	40,000	42,200
		547,947
Wireless Telecommunication Services - 0.0%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	25,000	26,813
Centennial Communications Corp. 10% 1/1/13	20,000	21,450
Cricket Communications, Inc. 9.375% 11/1/14	25,000	25,750
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	40,000	37,600
MetroPCS Wireless, Inc. 9.25% 11/1/14 (f)	20,000	20,600
		132,213
TOTAL TELECOMMUNICATION SERVICES		680,160

	Principal Amount	Value
UTILITIES - 0.1%
Electric Utilities - 0.0%
Mirant Americas Generation LLC 8.3% 5/1/11	$ 50,000	$ 51,625
Reliant Energy, Inc. 7.875% 6/15/17	40,000	39,000
		90,625
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (f)	115,000	121,325
9.5% 6/1/09	59,000	61,655
Mirant North America LLC 7.375% 12/31/13	20,000	20,750
NRG Energy, Inc.:
7.25% 2/1/14	50,000	50,125
7.375% 2/1/16	65,000	65,163
7.375% 1/15/17	65,000	65,325
		384,343
TOTAL UTILITIES		474,968
TOTAL NONCONVERTIBLE BONDS		6,679,598
TOTAL CORPORATE BONDS (Cost $7,558,916)		7,623,892
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bonds 6.25% 5/15/30 (Cost $82,899)	70,000	80,008
Floating Rate Loans - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (h) (Cost $20,000)	20,000	19,975
Fixed-Income Funds - 32.1%
	Shares
Fidelity VIP Investment Grade Central Fund (i) (Cost $177,908,096)	1,725,558	174,557,423
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	17,884,384	$ 17,884,384
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	2,911,125	2,911,125
TOTAL MONEY MARKET FUNDS (Cost $20,795,509)		20,795,509

TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $485,952,052)	544,731,243

NET OTHER ASSETS - (0.1)%	(804,961)
NET ASSETS - 100%	$ 543,926,282
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,689,605 or 0.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $160,584 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
UraMin, Inc.	3/7/07	$ 88,748
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 476,758
Fidelity Securities Lending Cash Central Fund	15,231
Fidelity VIP Investment Grade Central Fund	3,884,890
Total	$ 4,376,879

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity VIP Investment Grade Central Fund	$ 126,409,386	$ 51,088,840	$ -	$ 174,557,423	5.7%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	19.4%
AAA,AA,A	9.7%
BBB	5.3%
BB	1.1%
B	0.8%
CCC,CC,C	0.1%
Not Rated	0.4%
Equities	62.8%
Short-Term Investments and Net Other Assets	0.4%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.8%
Canada	1.5%
United Kingdom	1.2%
Others (individually less than 1%)	7.5%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio

VIP Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,807,730) - See accompanying schedule: Unaffiliated issuers (cost $287,248,447)	$ 349,378,311
Fidelity Central Funds (cost $198,703,605)	195,352,932
Total Investments (cost $485,952,052)		$ 544,731,243
Foreign currency held at value (cost $11,757)		11,801
Receivable for investments sold		2,835,521
Receivable for fund shares sold		1,490,664
Dividends receivable		254,124
Interest receivable		137,525
Distributions receivable from Fidelity Central Funds		779,518
Prepaid expenses		871
Other receivables		3,875
Total assets		550,245,142

Liabilities
Payable to custodian bank	$ 22,686
Payable for investments purchased Regular delivery	2,385,330
Delayed delivery	282,556
Payable for fund shares redeemed	356,332
Accrued management fee	182,956
Distribution fees payable	18,671
Other affiliated payables	65,130
Other payables and accrued expenses	94,074
Collateral on securities loaned, at value	2,911,125
Total liabilities		6,318,860

Net Assets		$ 543,926,282
Net Assets consist of:
Paid in capital		$ 464,970,313
Undistributed net investment income		5,115,430
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,059,770
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		58,780,769
Net Assets		$ 543,926,282

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($291,279,130 ÷ 18,248,456 shares)	$ 15.96

Service Class: Net Asset Value, offering price and redemption price per share ($13,326,346 ÷ 838,779 shares)	$ 15.89

Service Class 2: Net Asset Value, offering price and redemption price per share ($86,409,648 ÷ 5,476,116 shares)	$ 15.78

Investor Class: Net Asset Value, offering price and redemption price per share ($152,911,158 ÷ 9,608,949 shares)	$ 15.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Balanced Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 2,044,357
Interest		225,085
Income from Fidelity Central Funds		4,376,879
Total income		6,646,321

Expenses
Management fee	$ 996,561
Transfer agent fees	233,359
Distribution fees	94,082
Accounting and security lending fees	119,083
Custodian fees and expenses	61,183
Independent trustees' compensation	727
Audit	35,066
Legal	797
Miscellaneous	26,926
Total expenses before reductions	1,567,784
Expense reductions	(4,306)	1,563,478
Net investment income (loss)		5,082,843
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,337,760
Foreign currency transactions	(360)
Capital Gain distributions from Fidelity Central Funds	99,337
Total net realized gain (loss)		15,436,737
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $720)	17,361,287
Assets and liabilities in foreign currencies	(758)
Total change in net unrealized appreciation (depreciation)		17,360,529
Net gain (loss)		32,797,266
Net increase (decrease) in net assets resulting from operations		$ 37,880,109

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,082,843	$ 8,338,209
Net realized gain (loss)	15,436,737	17,701,445
Change in net unrealized appreciation (depreciation)	17,360,529	17,350,510
Net increase (decrease) in net assets resulting from operations	37,880,109	43,390,164
Distributions to shareholders from net investment income	(8,252,470)	(7,200,897)
Distributions to shareholders from net realized gain	(17,726,464)	(11,938,214)
Total distributions	(25,978,934)	(19,139,111)
Share transactions - net increase (decrease)	92,569,647	65,831,764
Total increase (decrease) in net assets	104,470,822	90,082,817

Net Assets
Beginning of period	439,455,460	349,372,643
End of period (including undistributed net investment income of $5,115,430 and undistributed net investment income of $8,419,486, respectively)	$ 543,926,282	$ 439,455,460

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.64	$ 14.78	$ 14.35	$ 13.88	$ 12.16	$ 13.72
Income from Investment Operations
Net investment income (loss) E	.17	.33	.31	.36 H	.30	.36
Net realized and unrealized gain (loss)	1.06	1.34	.50	.39	1.78	(1.53)
Total from investment operations	1.23	1.67	.81	.75	2.08	(1.17)
Distributions from net investment income	(.29)	(.31)	(.37)	(.28)	(.36)	(.39)
Distributions from net realized gain	(.62)	(.50)	(.01)	-	-	-
Total distributions	(.91)	(.81)	(.38)	(.28)	(.36)	(.39)
Net asset value, end of period	$ 15.96	$ 15.64	$ 14.78	$ 14.35	$ 13.88	$ 12.16
Total Return B, C, D	8.23%	11.78%	5.77%	5.47%	17.72%	(8.72)%
Ratios to Average Net Assets F, I
Expenses before reductions	.58% A	.61%	.58%	.56%	.59%	.57%
Expenses net of fee waivers, if any	.58% A	.61%	.58%	.56%	.59%	.57%
Expenses net of all reductions	.58% A	.59%	.54%	.56%	.58%	.55%
Net investment income (loss)	2.15% A	2.20%	2.22%	2.60%	2.32%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 291,279	$ 281,594	$ 276,343	$ 291,176	$ 295,656	$ 235,064
Portfolio turnover rate G	44% A	55%	140%	74%	102%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.55	$ 14.70	$ 14.28	$ 13.81	$ 12.11	$ 13.66
Income from Investment Operations
Net investment income (loss) E	.16	.31	.30	.34 H	.28	.34
Net realized and unrealized gain (loss)	1.07	1.33	.48	.40	1.77	(1.51)
Total from investment operations	1.23	1.64	.78	.74	2.05	(1.17)
Distributions from net investment income	(.27)	(.29)	(.35)	(.27)	(.35)	(.38)
Distributions from net realized gain	(.62)	(.50)	(.01)	-	-	-
Total distributions	(.89)	(.79)	(.36)	(.27)	(.35)	(.38)
Net asset value, end of period	$ 15.89	$ 15.55	$ 14.70	$ 14.28	$ 13.81	$ 12.11
Total Return B, C, D	8.26%	11.64%	5.61%	5.42%	17.53%	(8.75)%
Ratios to Average Net Assets F, I
Expenses before reductions	.69% A	.72%	.68%	.67%	.69%	.67%
Expenses net of fee waivers, if any	.69% A	.72%	.68%	.67%	.69%	.67%
Expenses net of all reductions	.69% A	.69%	.65%	.67%	.68%	.65%
Net investment income (loss)	2.04% A	2.09%	2.12%	2.50%	2.22%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,326	$ 14,247	$ 18,181	$ 21,228	$ 21,903	$ 20,019
Portfolio turnover rate G	44% A	55%	140%	74%	102%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.46	$ 14.62	$ 14.20	$ 13.75	$ 12.05	$ 13.61
Income from Investment Operations
Net investment income (loss) E	.15	.28	.27	.32 H	.26	.32
Net realized and unrealized gain (loss)	1.06	1.33	.50	.38	1.77	(1.51)
Total from investment operations	1.21	1.61	.77	.70	2.03	(1.19)
Distributions from net investment income	(.27)	(.27)	(.34)	(.25)	(.33)	(.37)
Distributions from net realized gain	(.62)	(.50)	(.01)	-	-	-
Total distributions	(.89)	(.77)	(.35)	(.25)	(.33)	(.37)
Net asset value, end of period	$ 15.78	$ 15.46	$ 14.62	$ 14.20	$ 13.75	$ 12.05
Total Return B, C, D	8.13%	11.50%	5.53%	5.15%	17.41%	(8.93)%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.87%	.83%	.82%	.84%	.83%
Expenses net of fee waivers, if any	.83% A	.87%	.83%	.82%	.84%	.83%
Expenses net of all reductions	.83% A	.84%	.80%	.82%	.84%	.81%
Net investment income (loss)	1.90% A	1.94%	1.95%	2.35%	2.06%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,410	$ 56,139	$ 40,716	$ 37,020	$ 29,485	$ 18,577
Portfolio turnover rate G	44% A	55%	140%	74%	102%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.59	$ 14.77	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.16	.31	.11
Net realized and unrealized gain (loss)	1.07	1.32	.70
Total from investment operations	1.23	1.63	.81
Distributions from net investment income	(.29)	(.31)	-
Distributions from net realized gain	(.62)	(.50)	-
Total distributions	(.91)	(.81)	-
Net asset value, end of period	$ 15.91	$ 15.59	$ 14.77
Total Return B, C, D	8.22%	11.56%	5.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.69% A	.73%	.76% A
Expenses net of fee waivers, if any	.69% A	.73%	.76% A
Expenses net of all reductions	.69% A	.71%	.73% A
Net investment income (loss)	2.04% A	2.07%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,911	$ 87,476	$ 14,133
Portfolio turnover rate G	44% A	55%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio

VIP High Income Portfolio

Investment Changes

Top Five Holdings as of June 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	2.2	2.4
Level 3 Financing, Inc.	2.2	1.4
MGM Mirage, Inc.	2.1	1.9
Ship Finance International Ltd.	2.0	1.8
General Motors Acceptance Corp.	1.8	1.9
	10.3
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.3	8.3
Telecommunications	8.9	8.3
Gaming	6.9	6.3
Automotive	6.8	6.6
Healthcare	6.7	5.5
Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA,AA,A 0.0%	AAA,AA,A 0.4%
BBB 1.4%	BBB 0.7%
BB 35.4%	BB 33.9%
B 42.9%	B 45.1%
CCC,CC,C 11.8%	CCC,CC,C 11.7%
Not Rated 4.2%	Not Rated 3.1%
Equities 1.4%	Equities 0.1%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 5.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Nonconvertible Bonds 84.8%		Nonconvertible Bonds 87.0%
	Convertible Bonds, Preferred Stocks 1.2%		Convertible Bonds, Preferred Stocks 0.0%
	Common Stocks 0.4%		Common Stocks 0.1%
	Floating Rate Loans 10.7%		Floating Rate Loans 7.9%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 5.0%
* Foreign investments	14.3%	** Foreign investments	16.1%

Semiannual Report

VIP High Income Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.2%
	Principal Amount	Value
Convertible Bonds - 0.4%
Energy - 0.4%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 4,900,000	$ 5,308,170
Nonconvertible Bonds - 84.8%
Aerospace - 0.9%
Bombardier, Inc.:
6.75% 5/1/12 (c)	10,000	9,850
7.45% 5/1/34 (c)	4,100,000	3,956,500
8% 11/15/14 (c)	2,085,000	2,147,550
L-3 Communications Corp. 7.625% 6/15/12	4,705,000	4,787,338
		10,901,238
Air Transportation - 2.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	7,425,000	7,397,156
8.608% 10/1/12	535,000	556,400
AMR Corp. 9% 8/1/12	1,980,000	2,014,650
Continental Airlines, Inc. 7.339% 4/19/14	1,100,000	1,086,250
Continental Airlines, Inc.:
6.903% 4/19/22	660,000	645,150
7.875% 7/2/18	1,137,361	1,151,578
9.558% 9/1/19	1,648,689	1,805,315
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	642,831	647,652
7.73% 9/15/12	324,255	324,255
8.312% 10/2/12	306,540	308,839
8.388% 5/1/22	585,291	604,313
9.798% 4/1/21	8,221,030	8,960,922
United AirLines, Inc. pass-thru certificates (Class B) 7.336% 7/2/19	3,300,000	3,267,000
		28,769,480
Automotive - 5.2%
ArvinMeritor, Inc. 8.125% 9/15/15	1,460,000	1,401,600
Ford Motor Co. 9.98% 2/15/47	1,450,000	1,305,000
Ford Motor Credit Co. LLC:
7% 10/1/13	5,790,000	5,370,225
7.25% 10/25/11	3,520,000	3,387,761
7.8% 6/1/12	3,000,000	2,913,750
8% 12/15/16	4,380,000	4,182,900
8.105% 1/13/12 (d)	5,590,000	5,548,075
10.61% 6/15/11 (d)	6,664,000	7,163,800
General Motors Acceptance Corp.:
6.75% 12/1/14	6,145,000	5,868,475
6.875% 9/15/11	4,690,000	4,584,475
8% 11/1/31	10,945,000	11,163,900
General Motors Corp. 8.375% 7/15/33	1,990,000	1,805,925

	Principal Amount	Value
GMAC LLC:
6% 12/15/11	$ 2,740,000	$ 2,603,000
6.625% 5/15/12	9,430,000	9,099,950
		66,398,836
Broadcasting - 0.4%
Nexstar Broadcasting, Inc. 7% 1/15/14	3,015,000	2,984,850
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (b)	1,850,000	1,817,625
		4,802,475
Building Materials - 0.3%
Anixter International, Inc. 5.95% 3/1/15	2,310,000	2,130,975
Belden CDT, Inc. 7% 3/15/17 (c)	2,170,000	2,137,450
		4,268,425
Cable TV - 3.2%
Charter Communications Holdings I LLC:
9.92% 4/1/14	5,500,000	5,005,000
10% 5/15/14	3,625,000	3,344,063
11.125% 1/15/14	2,970,000	2,940,300
12.125% 1/15/15	2,915,000	2,907,713
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	1,735,000	1,808,738
EchoStar Communications Corp.:
6.625% 10/1/14	1,370,000	1,315,200
7% 10/1/13	5,940,000	5,850,900
7.125% 2/1/16	1,785,000	1,749,300
Kabel Deutschland GmbH 10.625% 7/1/14	4,350,000	4,763,250
NTL Cable PLC:
8.75% 4/15/14	2,175,000	2,245,688
9.125% 8/15/16	1,380,000	1,449,000
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (c)	7,285,000	7,212,150
		40,591,302
Capital Goods - 0.6%
Leucadia National Corp. 7% 8/15/13	3,520,000	3,467,200
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,433,125
		7,900,325
Chemicals - 3.5%
Chemtura Corp. 6.875% 6/1/16	2,640,000	2,491,632
Equistar Chemicals LP 7.55% 2/15/26	1,750,000	1,610,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	1,740,000	1,800,900
10.125% 9/1/08	1,040,000	1,079,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
Lyondell Chemical Co.:
6.875% 6/15/17	$ 7,590,000	$ 7,381,275
8% 9/15/14	3,110,000	3,187,750
8.25% 9/15/16	3,110,000	3,222,738
Momentive Performance Materials, Inc. 9.75% 12/1/14 (c)	8,720,000	8,741,800
Nalco Co. 7.75% 11/15/11	3,005,000	3,065,100
Nell AF Sarl 8.375% 8/15/15 (c)	765,000	728,663
NOVA Chemicals Corp. 8.4838% 11/15/13 (d)	2,425,000	2,449,250
Phibro Animal Health Corp.:
10% 8/1/13 (c)	2,440,000	2,549,800
13% 8/1/14 (c)	3,010,000	3,175,550
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	2,740,000	2,849,600
		44,333,058
Consumer Products - 0.2%
Jostens Holding Corp. 0% 12/1/13 (b)	3,050,000	2,790,750
Containers - 0.7%
BWAY Corp. 10% 10/15/10	4,985,000	5,165,706
Greif, Inc. 6.75% 2/1/17	4,130,000	4,006,100
		9,171,806
Diversified Financial Services - 1.2%
E*TRADE Financial Corp.:
7.375% 9/15/13	1,490,000	1,534,700
7.875% 12/1/15	2,380,000	2,475,200
Leucadia National Corp. 7.125% 3/15/17 (c)	8,230,000	7,983,100
NSG Holdings II, LLC 7.75% 12/15/25 (c)	3,710,000	3,821,300
		15,814,300
Diversified Media - 1.7%
LBI Media Holdings, Inc. 0% 10/15/13 (b)	6,440,000	5,892,600
LBI Media, Inc. 10.125% 7/15/12	2,245,000	2,360,169
Liberty Media Corp. 8.25% 2/1/30	670,000	649,777
Nielsen Finance LLC/Co.:
0% 8/1/16 (b)(c)	3,435,000	2,421,675
10% 8/1/14 (c)	3,570,000	3,784,200
Quebecor Media, Inc. 7.75% 3/15/16	5,920,000	6,008,800
		21,117,221
Electric Utilities - 2.1%
AES Gener SA 7.5% 3/25/14	4,615,000	4,799,600
Aquila, Inc. 14.875% 7/1/12	2,555,000	3,232,075
NRG Energy, Inc. 7.375% 2/1/16	1,725,000	1,729,313

	Principal Amount	Value
Reliant Energy, Inc.:
7.625% 6/15/14	$ 3,860,000	$ 3,763,500
7.875% 6/15/17	2,930,000	2,856,750
Tenaska Alabama Partners LP 7% 6/30/21 (c)	2,615,986	2,668,306
Utilicorp Canada Finance Corp. 7.75% 6/15/11	6,740,000	7,144,400
Utilicorp United, Inc. 9.95% 2/1/11 (d)	55,000	58,850
		26,252,794
Energy - 9.3%
Atlas Pipeline Partners LP 8.125% 12/15/15	4,080,000	4,105,500
Chaparral Energy, Inc.:
8.5% 12/1/15	4,800,000	4,692,000
8.875% 2/1/17 (c)	1,760,000	1,738,000
Chesapeake Energy Corp.:
6.5% 8/15/17	7,185,000	6,807,788
6.625% 1/15/16	2,045,000	1,973,425
7.5% 6/15/14	2,095,000	2,136,900
7.75% 1/15/15	4,390,000	4,477,800
Complete Production Services, Inc. 8% 12/15/16 (c)	4,070,000	4,110,700
Energy Partners Ltd.:
9.75% 4/15/14 (c)	2,600,000	2,583,750
10.48% 4/15/13 (c)(d)	2,870,000	2,891,525
Forest Oil Corp.:
7.25% 6/15/19 (c)	4,990,000	4,827,825
7.75% 5/1/14	1,430,000	1,444,300
8% 12/15/11	1,440,000	1,476,000
Hanover Compressor Co.:
8.625% 12/15/10	2,560,000	2,639,872
9% 6/1/14	1,785,000	1,887,638
Hanover Equipment Trust 8.75% 9/1/11	775,000	800,188
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (c)	5,890,000	5,713,300
9% 6/1/16 (c)	3,910,000	4,046,850
OPTI Canada, Inc. 8.25% 12/15/14 (c)	4,175,000	4,248,063
Pan American Energy LLC 7.75% 2/9/12 (c)	3,630,000	3,648,150
Parker Drilling Co.:
9.625% 10/1/13	2,960,000	3,167,200
10.11% 9/1/10 (d)	4,878,000	4,932,878
Petrohawk Energy Corp. 9.125% 7/15/13	8,045,000	8,507,588
Pioneer Natural Resources Co. 6.65% 3/15/17	2,255,000	2,119,700
Plains Exploration & Production Co. 7% 3/15/17	4,030,000	3,838,575
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	885,000	838,538
7.375% 7/15/13	10,075,000	10,150,563
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Range Resources Corp.: - continued
7.5% 5/15/16	$ 1,910,000	$ 1,933,875
Seitel, Inc. 9.75% 2/15/14 (c)	4,330,000	4,265,050
Tesoro Corp. 6.5% 6/1/17 (c)	5,690,000	5,590,425
W&T Offshore, Inc. 8.25% 6/15/14 (c)	4,490,000	4,422,650
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	2,760,000	2,787,600
		118,804,216
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8% 3/1/14	2,025,000	1,989,563
Environmental - 0.7%
Allied Waste North America, Inc.:
6.875% 6/1/17	4,655,000	4,492,075
7.125% 5/15/16	3,180,000	3,112,425
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	855,000	855,000
7.4% 9/15/35	585,000	532,350
		8,991,850
Food and Drug Retail - 1.4%
Albertsons, Inc.:
7.45% 8/1/29	2,280,000	2,223,750
7.75% 6/15/26	2,565,000	2,603,475
8% 5/1/31	1,685,000	1,722,220
Rite Aid Corp. 7.5% 3/1/17	8,710,000	8,383,375
SUPERVALU, Inc. 7.5% 11/15/14	2,375,000	2,434,375
		17,367,195
Food/Beverage/Tobacco - 1.1%
Dean Foods Co. 6.9% 10/15/17	1,445,000	1,365,525
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,800,700
Pierre Foods, Inc. 9.875% 7/15/12	3,195,000	3,234,938
Smithfield Foods, Inc. 7.75% 7/1/17	2,160,000	2,143,800
Swift & Co.:
10.125% 10/1/09	3,215,000	3,311,450
12.5% 1/1/10	760,000	794,200
		14,650,613
Gaming - 6.9%
Chukchansi Economic Development Authority:
8% 11/15/13 (c)	3,210,000	3,258,150
8.8588% 11/15/12 (c)(d)	1,010,000	1,025,150
Mandalay Resort Group 9.375% 2/15/10	4,655,000	4,940,119

	Principal Amount	Value
MGM Mirage, Inc.:
6.625% 7/15/15	$ 785,000	$ 720,238
6.75% 9/1/12	9,015,000	8,733,281
6.75% 4/1/13	4,390,000	4,208,913
6.875% 4/1/16	4,365,000	4,070,363
7.625% 1/15/17	9,460,000	8,998,825
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	4,740,000	4,692,600
7.125% 8/15/14	2,010,000	1,989,900
8% 4/1/12	970,000	1,002,738
Park Place Entertainment Corp. 7% 4/15/13	5,705,000	5,961,725
Scientific Games Corp. 6.25% 12/15/12	3,275,000	3,135,813
Seminole Hard Rock Entertainment, Inc. 7.86% 3/15/14 (c)(d)	1,520,000	1,535,200
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	4,600,000	4,623,000
7.25% 5/1/12	6,020,000	6,050,100
Snoqualmie Entertainment Authority:
9.125% 2/1/15 (c)	1,930,000	1,990,313
9.1488% 2/1/14 (c)(d)	2,450,000	2,462,250
Station Casinos, Inc. 6.875% 3/1/16	3,795,000	3,339,600
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	2,100,000	1,606,500
9% 1/15/12	3,610,000	3,718,300
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,900,000	5,973,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,550,000	3,425,750
		87,462,578
Healthcare - 6.0%
FMC Finance III SA 6.875% 7/15/17 (c)	5,460,000	5,357,625
HCA, Inc.:
6.5% 2/15/16	2,670,000	2,256,150
9.125% 11/15/14 (c)	3,045,000	3,204,863
9.25% 11/15/16 (c)	4,155,000	4,425,075
9.625% 11/15/16 pay-in-kind (c)	3,860,000	4,154,325
HealthSouth Corp. 10.75% 6/15/16	3,710,000	4,006,800
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	2,815,000	2,800,925
Multiplan, Inc. 10.375% 4/15/16 (c)	2,485,000	2,596,825
Omega Healthcare Investors, Inc.:
7% 4/1/14	9,970,000	9,895,225
7% 1/15/16	2,480,000	2,461,400
Rural/Metro Corp. 9.875% 3/15/15	1,670,000	1,720,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Senior Housing Properties Trust 8.625% 1/15/12	$ 4,460,000	$ 4,749,900
Service Corp. International:
6.75% 4/1/15 (c)	3,300,000	3,176,250
7.5% 4/1/27 (c)	4,020,000	3,819,000
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	4,310,000	4,665,575
United Surgical Partners International, Inc.:
8.875% 5/1/17 (c)	1,540,000	1,532,300
9.25% 5/1/17 pay-in-kind (c)	1,980,000	1,970,100
US Oncology Holdings, Inc. 9.7969% 3/15/12 pay-in-kind (c)(d)	4,440,000	4,329,000
Ventas Realty LP:
6.5% 6/1/16	2,735,000	2,666,625
6.625% 10/15/14	2,320,000	2,288,100
6.75% 4/1/17	1,215,000	1,199,813
Viant Holdings, Inc. 10.125% 7/15/17 (c)	3,679,000	3,697,395
		76,973,371
Homebuilding/Real Estate - 2.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	2,765,000	2,647,488
7.125% 2/15/13 (c)	6,345,000	6,122,925
8.125% 6/1/12	7,950,000	7,910,250
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	1,155,000	999,075
8.875% 4/1/12	1,570,000	1,460,100
KB Home 7.75% 2/1/10	4,345,000	4,345,000
Realogy Corp.:
10.5% 4/15/14 (c)	580,000	553,900
12.375% 4/15/15 (c)	580,000	530,004
TOUSA, Inc.:
7.5% 3/15/11	1,230,000	805,650
7.5% 1/15/15	5,060,000	3,111,900
10.375% 7/1/12	1,295,000	958,300
		29,444,592
Hotels - 0.7%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,875,000	4,030,000
Host Marriott LP 7.125% 11/1/13	5,390,000	5,390,000
		9,420,000
Insurance - 0.5%
UnumProvident Corp. 7.375% 6/15/32	580,000	606,647

	Principal Amount	Value
USI Holdings Corp.:
9.23% 11/15/14 (c)(d)	$ 4,305,000	$ 4,218,900
9.75% 5/15/15 (c)	1,310,000	1,290,350
		6,115,897
Leisure - 2.2%
NCL Corp. Ltd. 10.625% 7/15/14	4,740,000	4,526,700
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	4,720,000	4,740,150
7.25% 6/15/16	1,540,000	1,524,076
7.5% 10/15/27	1,980,000	1,861,200
Six Flags, Inc.:
9.625% 6/1/14	2,200,000	2,035,000
9.75% 4/15/13	2,085,000	1,959,900
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	1,052,000	967,840
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	5,125,000	5,432,500
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	575,000	582,188
10.1063% 5/1/10 (d)	4,340,000	4,448,500
		28,078,054
Metals/Mining - 5.0%
Arch Western Finance LLC 6.75% 7/1/13	6,050,000	5,823,125
Compass Minerals International, Inc.:
0% 12/15/12 (b)	4,520,000	4,655,600
0% 6/1/13 (b)	8,615,000	8,571,925
Drummond Co., Inc. 7.375% 2/15/16 (c)	7,370,000	6,927,800
FMG Finance Property Ltd.:
9.36% 9/1/11 (c)(d)	2,590,000	2,735,688
10% 9/1/13 (c)	1,505,000	1,657,381
10.625% 9/1/16 (c)	325,000	382,281
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	1,415,000	1,489,288
8.375% 4/1/17	1,485,000	1,581,525
Massey Energy Co. 6.875% 12/15/13	7,890,000	7,179,900
Noranda Aluminium Acquisition Corp. 9.36% 5/15/15 pay-in-kind (c)(d)	3,040,000	3,005,800
Peabody Energy Corp.:
7.375% 11/1/16	2,675,000	2,735,188
7.875% 11/1/26	1,715,000	1,783,600
PNA Group, Inc. 10.75% 9/1/16 (c)	4,345,000	4,736,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (c)(d)	$ 1,420,000	$ 1,434,200
Vedanta Resources PLC 6.625% 2/22/10 (c)	8,875,000	8,864,350
		63,563,701
Paper - 1.9%
Catalyst Paper Corp. 8.625% 6/15/11	1,710,000	1,650,150
Georgia-Pacific Corp.:
7% 1/15/15 (c)	8,720,000	8,414,800
8% 1/15/24	1,065,000	1,027,725
8.875% 5/15/31	2,325,000	2,325,000
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	2,815,000	2,730,550
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	4,260,000	4,110,900
Stone Container Finance Co. 7.375% 7/15/14	3,740,000	3,590,400
		23,849,525
Publishing/Printing - 1.1%
Scholastic Corp. 5% 4/15/13	2,755,000	2,431,288
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	3,305,000	3,090,175
TL Acquisitions, Inc.:
0% 7/15/15 (b)(c)	1,880,000	1,412,350
10.5% 1/15/15 (c)	2,900,000	2,813,000
Valassis Communications, Inc. 8.25% 3/1/15 (c)	4,250,000	4,080,000
		13,826,813
Railroad - 0.4%
Kansas City Southern Railway Co. 7.5% 6/15/09	4,860,000	4,860,000
Restaurants - 1.0%
Friendly Ice Cream Corp. 8.375% 6/15/12	6,195,000	6,473,775
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	6,915,000	6,707,550
		13,181,325
Services - 3.4%
Aramark Corp.:
8.5% 2/1/15 (c)	2,445,000	2,481,675
8.8563% 2/1/15 (c)(d)	1,010,000	1,027,675
Ashtead Capital, Inc. 9% 8/15/16 (c)	3,090,000	3,236,775
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.75% 5/15/16	1,850,000	1,905,500
7.86% 5/15/14 (d)	310,000	318,525

	Principal Amount	Value
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16	$ 3,320,000	$ 3,486,000
FTI Consulting, Inc.:
7.625% 6/15/13	4,965,000	5,014,650
7.75% 10/1/16	3,620,000	3,705,975
Hertz Corp.:
8.875% 1/1/14	1,295,000	1,346,800
10.5% 1/1/16	1,230,000	1,353,000
Iron Mountain, Inc.:
6.625% 1/1/16	575,000	526,125
8.25% 7/1/11	5,110,000	5,110,000
8.625% 4/1/13	5,270,000	5,322,700
Penhall International Corp. 12% 8/1/14 (c)	2,650,000	2,862,000
Rental Service Corp. 9.5% 12/1/14 (c)	2,830,000	2,886,600
Rural/Metro Corp. 0% 3/15/16 (b)	3,185,000	2,579,850
		43,163,850
Shipping - 3.5%
Britannia Bulk PLC 11% 12/1/11	2,885,000	2,942,700
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (c)	4,795,000	5,034,750
Ship Finance International Ltd. 8.5% 12/15/13	25,180,000	25,935,383
Teekay Corp. 8.875% 7/15/11	10,093,000	10,799,510
		44,712,343
Specialty Retailing - 0.3%
VWR Funding, Inc. 10.25% 7/15/15 (c)	4,320,000	4,320,000
Steels - 1.0%
RathGibson, Inc. 11.25% 2/15/14	4,820,000	5,073,050
Steel Dynamics, Inc. 6.75% 4/1/15 (c)	8,060,000	7,818,200
		12,891,250
Super Retail - 1.4%
Michaels Stores, Inc.:
10% 11/1/14 (c)	5,190,000	5,358,675
11.375% 11/1/16 (c)	2,020,000	2,105,850
NBC Acquisition Corp. 0% 3/15/13 (b)	1,665,000	1,431,900
Nebraska Book Co., Inc. 8.625% 3/15/12	4,270,000	4,227,300
Toys 'R' US, Inc. 7.625% 8/1/11	4,685,000	4,357,050
		17,480,775
Technology - 3.8%
Avago Technologies Finance Ltd. 10.125% 12/1/13	275,000	292,875
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (c)	5,010,000	4,803,588
9.125% 12/15/14 pay-in-kind (c)	3,770,000	3,558,126
9.235% 12/15/14 (c)(d)	2,910,000	2,808,150
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.: - continued
10.125% 12/15/16 (c)	$ 5,360,000	$ 5,038,400
Hynix Semiconductor, Inc. 7.875% 6/27/17 (c)	1,660,000	1,637,175
IKON Office Solutions, Inc. 7.75% 9/15/15	3,560,000	3,577,800
Lucent Technologies, Inc.:
6.45% 3/15/29	2,415,000	2,088,975
6.5% 1/15/28	2,915,000	2,550,625
Nortel Networks Corp.:
9.6056% 7/15/11 (c)(d)	3,340,000	3,548,750
10.125% 7/15/13 (c)	3,825,000	4,102,313
NXP BV:
7.875% 10/15/14	2,850,000	2,785,875
8.1056% 10/15/13 (d)	2,595,000	2,556,075
9.5% 10/15/15	4,930,000	4,856,050
Xerox Capital Trust I 8% 2/1/27	4,400,000	4,466,000
		48,670,777
Telecommunications - 7.8%
Digicel Group Ltd.:
8.875% 1/15/15 (c)	4,130,000	4,042,238
9.125% 1/15/15 pay-in-kind (c)	1,780,000	1,755,525
Digicel Ltd. 9.25% 9/1/12 (c)	4,605,000	4,841,006
Intelsat Ltd.:
6.5% 11/1/13	6,510,000	5,289,375
7.625% 4/15/12	6,270,000	5,674,350
9.25% 6/15/16	3,790,000	4,007,925
Level 3 Financing, Inc.:
8.75% 2/15/17 (c)	5,135,000	5,064,394
9.15% 2/15/15 (c)(d)	4,990,000	4,965,050
9.25% 11/1/14	11,140,000	11,181,775
12.25% 3/15/13	5,435,000	6,223,075
MetroPCS Wireless, Inc.:
9.25% 11/1/14 (c)	2,570,000	2,647,100
9.25% 11/1/14 (c)	4,510,000	4,645,300
Mobile Telesystems Finance SA 8% 1/28/12 (c)	2,608,000	2,689,630
Orascom Telecom Finance SCA 7.875% 2/8/14 (c)	3,590,000	3,475,551
PanAmSat Corp. 9% 8/15/14	2,374,000	2,474,895
Qwest Corp.:
6.5% 6/1/17 (c)	4,590,000	4,417,875
7.5% 10/1/14	3,840,000	3,926,400
8.61% 6/15/13 (d)	7,630,000	8,354,850
Rural Cellular Corp. 8.36% 6/1/13 (c)(d)	3,010,000	2,994,950
U.S. West Communications:
6.875% 9/15/33	2,535,000	2,382,900
7.5% 6/15/23	4,335,000	4,313,325

	Principal Amount	Value
Windstream Corp.:
8.125% 8/1/13	$ 1,350,000	$ 1,412,438
8.625% 8/1/16	2,565,000	2,706,075
		99,486,002
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 8.735% 12/15/14 (c)(d)	2,720,000	2,740,400
Levi Strauss & Co. 8.875% 4/1/16	5,165,000	5,294,125
		8,034,525
TOTAL NONCONVERTIBLE BONDS		1,080,450,825
TOTAL CORPORATE BONDS (Cost $1,079,809,164)		1,085,758,995
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.2305% 4/25/21 (c)(d) (Cost $140,120)	181,255	163,130
Common Stocks - 0.4%
	Shares
Air Transportation - 0.4%
Delta Air Lines, Inc. (a)	251,576	4,956,047
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(e)	48,889	356,401
TOTAL COMMON STOCKS (Cost $7,950,980)		5,312,448
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.4%
Electric Utilities - 0.1%
AES Trust III 6.75%	20,800	1,028,352
Energy - 0.3%
El Paso Corp. 4.99%	3,000	4,381,770
TOTAL CONVERTIBLE PREFERRED STOCKS		5,410,122
Nonconvertible Preferred Stocks - 0.4%
Telecommunications - 0.4%
Rural Cellular Corp. 12.25% pay-in-kind	3,862	4,711,640
TOTAL PREFERRED STOCKS (Cost $9,704,754)		10,121,762
Floating Rate Loans - 10.7%
	Principal Amount	Value
Air Transportation - 0.6%
United Air Lines, Inc. Tranche B, term loan 7.375% 2/1/14 (d)	$ 7,760,000	$ 7,701,800
Automotive - 1.6%
Federal-Mogul Corp. term loan 7.07% 12/31/07 (d)	3,060,000	3,063,825
Ford Motor Co. term loan 8.36% 12/15/13 (d)	14,696,150	14,714,520
Navistar International Corp.:
term loan 8.6099% 1/19/12 (d)	1,965,333	1,975,160
Credit-Linked Deposit 8.5907% 1/19/12 (d)	714,667	718,240
		20,471,745
Cable TV - 1.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.36% 3/6/14 (d)	7,620,000	7,543,800
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (d)	4,900,500	4,894,374
Insight Midwest Holdings LLC Tranche B, term loan 7.35% 4/6/14 (d)	4,830,000	4,836,038
Univision Communications, Inc.:
Tranche 1LN, term loan 7.605% 9/29/14 (d)	3,983,893	3,904,215
Tranche DD 1LN, term loan 9/29/14 (d)(f)	256,107	250,985
		21,429,412
Capital Goods - 0.3%
Dresser, Inc.:
Tranche 2LN, term loan 11.11% 5/4/15 pay-in-kind (d)	3,250,000	3,290,625
Tranche B 1LN, term loan 7.86% 5/4/14 (d)	430,000	430,000
		3,720,625
Diversified Financial Services - 0.4%
LPL Investment Holdings, Inc. Tranche D, term loan 7.35% 6/28/13 (d)	4,967,051	4,967,051
Electric Utilities - 0.9%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.35% 3/30/12 (d)	659,006	659,829
term loan 8.36% 3/30/14 (d)	5,020,994	5,027,271
NRG Energy, Inc.:
term loan:
6/8/14 (d)(f)	545,018	542,293
7.07% 2/1/13 (d)	3,742,081	3,737,403
7.07% 2/1/13 (d)	1,553,523	1,551,581
		11,518,377
Energy - 1.3%
Kinder Morgan, Inc. Tranche B, term loan 6.82% 5/30/14 (d)	9,230,000	9,230,000

	Principal Amount	Value
Petroleum Geo-Services ASA term loan 7.11% 6/28/15 (d)	$ 2,900,000	$ 2,900,000
Sandridge Energy, Inc. term loan:
8.625% 4/1/15	3,550,000	3,625,438
8.985% 4/1/14 (d)	660,000	670,725
		16,426,163
Entertainment/Film - 0.3%
Zuffa LLC term loan 7.375% 6/20/15 (d)	4,160,000	4,139,200
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.57% 6/30/10 (d)	825,455	827,518
Healthcare - 0.7%
Community Health Systems, Inc.:
term loan 7.57% 6/28/14 (d)	5,009,606	5,009,606
Tranche DD, term loan 6/28/14 (d)(f)	330,394	330,394
Inverness Medical Innovations, Inc. Tranche 2LN, term loan 11.5% 6/26/15 (d)	1,450,000	1,450,000
Stiefel Laboratories, Inc. term loan 10.355% 6/28/14 (d)	2,220,000	2,242,200
		9,032,200
Metals/Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. Tranche B, term loan 9% 3/19/14 (d)	1,855,467	1,853,147
Paper - 0.4%
Georgia-Pacific Corp. Tranche B1, term loan 7.11% 12/23/12 (d)	5,665,870	5,665,870
Services - 0.9%
Adesa, Inc. term loan 7.61% 10/20/13 (d)	5,850,000	5,850,000
NES Rentals Holdings, Inc. Tranche 2, term loan 12.125% 7/20/13 (d)	3,943,252	4,002,401
Penhall International Corp. term loan 12.8238% 4/1/12 (d)	2,080,000	2,111,200
		11,963,601
Technology - 0.5%
Kronos, Inc.:
Tranche 1LN, term loan 7.61% 6/11/14 (d)	3,300,000	3,287,625
Tranche 2LN, term loan 11.11% 6/11/15 (d)	3,190,000	3,158,100
		6,445,725
Telecommunications - 0.7%
Digicel International Finance Ltd. term loan 7.875% 3/30/12 (d)	6,240,000	6,247,800
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (d)	2,500,000	2,496,875
		8,744,675
Floating Rate Loans - continued
	Principal Amount	Value
Textiles & Apparel - 0.2%
Levi Strauss & Co. term loan 7.57% 4/4/14 (d)	$ 2,310,000	$ 2,275,350
TOTAL FLOATING RATE LOANS (Cost $137,107,006)		137,182,459
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.32%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $2,146,000)	2,146,772	2,146,000
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $1,236,858,024)		1,240,684,794
NET OTHER ASSETS - 2.7%		33,884,345
NET ASSETS - 100%		$ 1,274,569,139
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $321,328,808 or 25.2% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $356,401 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,131,519 and $1,123,672, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,146,000 due 7/02/07 at 4.32%
Banc of America Securities LLC	$ 404,421
Bear Stearns & Co., Inc.	943,355
Lehman Brothers, Inc.	798,224
$ 2,146,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,050,457
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.7%
Bermuda	4.3%
Canada	3.1%
Marshall Islands	1.3%
United Kingdom	1.2%
Luxembourg	1.0%
Others (individually less than 1%)	3.4%
100.0%
Income Tax Information

At December 31, 2006, the fund had a capital loss carryforward of approximately $1,110,768,989 of which $249,734,104, $772,554,243 and $88,480,642 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

VIP High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,146,000) - See accompanying schedule: Unaffiliated issuers (cost $1,236,858,024)		$ 1,240,684,794
Cash		4,802,621
Receivable for investments sold		47,165,755
Receivable for fund shares sold		1,993,500
Interest receivable		21,134,262
Distributions receivable from Fidelity Central Funds		55,783
Prepaid expenses		2,922
Total assets		1,315,839,637

Liabilities
Payable for investments purchased	$ 31,100,742
Payable for fund shares redeemed	3,559,697
Accrued management fee	602,078
Distribution fees payable	41,286
Notes payable	5,732,000
Other affiliated payables	113,883
Other payables and accrued expenses	120,812
Total liabilities		41,270,498

Net Assets		$ 1,274,569,139
Net Assets consist of:
Paid in capital		$ 2,308,601,656
Undistributed net investment income		54,638,020
Accumulated undistributed net realized gain (loss) on investments		(1,092,497,307)
Net unrealized appreciation (depreciation) on investments		3,826,770
Net Assets		$ 1,274,569,139

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($830,650,691 ÷ 126,991,390 shares)	$ 6.54

Service Class: Net Asset Value, offering price and redemption price per share ($219,198,206 ÷ 33,683,393 shares)	$ 6.51

Service Class 2: Net Asset Value, offering price and redemption price per share ($101,026,429 ÷ 15,712,449 shares)	$ 6.43

Initial Class R: Net Asset Value, offering price and redemption price per share ($11,097,060 ÷ 1,699,955 shares)	$ 6.53

Service Class R: Net Asset Value, offering price and redemption price per share ($20,394,512 ÷ 3,138,306 shares)	$ 6.50

Service Class 2R: Net Asset Value, offering price and redemption price per share ($1,082,623 ÷ 168,295 shares)	$ 6.43

Investor Class: Net Asset Value, offering price and redemption price per share ($91,119,618 ÷ 13,962,944 shares)	$ 6.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP High Income Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 495,275
Interest		54,414,102
Income from Fidelity Central Funds		1,050,457
Total income		55,959,834

Expenses
Management fee	$ 3,877,172
Transfer agent fees	506,602
Distribution fees	275,176
Accounting fees and expenses	234,320
Custodian fees and expenses	15,668
Independent trustees' compensation	2,217
Audit	44,430
Legal	2,672
Interest	11,439
Miscellaneous	(13,619)
Total expenses before reductions	4,956,077
Expense reductions	(7,859)	4,948,218
Net investment income		51,011,616
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18,080,551
Change in net unrealized appreciation (depreciation) on investment securities		(27,319,086)
Net gain (loss)		(9,238,535)
Net increase (decrease) in net assets resulting from operations		$ 41,773,081

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 51,011,616	$ 101,953,049
Net realized gain (loss)	18,080,551	19,571,030
Change in net unrealized appreciation (depreciation)	(27,319,086)	25,541,215
Net increase (decrease) in net assets resulting from operations	41,773,081	147,065,294
Distributions to shareholders from net investment income	-	(103,253,559)
Share transactions - net increase (decrease)	(156,230,036)	(158,550,860)
Redemption fees	13,773	-
Total increase (decrease) in net assets	(114,443,182)	(114,739,125)

Net Assets
Beginning of period	1,389,012,321	1,503,751,446
End of period (including undistributed net investment income of $54,638,020 and undistributed net investment income of $3,860,284, respectively)	$ 1,274,569,139	$ 1,389,012,321

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.35	$ 6.17	$ 7.00	$ 6.95	$ 5.93	$ 6.41
Income from Investment Operations
Net investment income E	.243	.476	.457	.494	.520	.496 I
Net realized and unrealized gain (loss)	(.053)	.216	(.281)	.126	.980	(.306) I
Total from investment operations	.190	.692	.176	.620	1.500	.190
Distributions from net investment income	-	(.512)	(1.006)	(.570)	(.480)	(.670)
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 6.54	$ 6.35	$ 6.17	$ 7.00	$ 6.95	$ 5.93
Total Return B, C, D	2.99%	11.24%	2.70%	9.59%	27.26%	3.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.68% A	.71%	.70%	.71%	.69%	.70%
Expenses net of fee waivers, if any	.68%A	.71%	.70%	.71%	.69%	.70%
Expenses net of all reductions	.68%A	.71%	.70%	.71%	.69%	.70%
Net investment income	7.50%A	7.40%	6.98%	7.43%	8.25%	8.65% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 830,651	$ 922,565	$ 1,080,002	$ 1,371,736	$ 1,593,714	$ 1,145,562
Portfolio turnover rate G	78%A	65%	95%	128%	130%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.95% to 8.65%. The reclassification has no impact on the net assets of the Fund. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.32	$ 6.14	$ 6.97	$ 6.92	$ 5.91	$ 6.38
Income from Investment Operations
Net investment income E	.239	.467	.448	.486	.513	.488 I
Net realized and unrealized gain (loss)	(.049)	.218	(.283)	.124	.967	(.288) I
Total from investment operations	.190	.685	.165	.610	1.480	.200
Distributions from net investment income	-	(.505)	(.995)	(.560)	(.470)	(.670)
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 6.51	$ 6.32	$ 6.14	$ 6.97	$ 6.92	$ 5.91
Total Return B, C, D	3.01%	11.18%	2.52%	9.47%	26.97%	3.62%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.81%	.80%	.81%	.79%	.80%
Expenses net of fee waivers, if any	.78% A	.81%	.80%	.81%	.79%	.80%
Expenses net of all reductions	.78% A	.81%	.80%	.81%	.79%	.80%
Net investment income	7.40% A	7.30%	6.88%	7.33%	8.15%	8.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,198	$ 277,546	$ 319,380	$ 377,122	$ 417,928	$ 260,489
Portfolio turnover rate G	78% A	65%	95%	128%	130%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.85% to 8.55%. The reclassification has no impact on the net assets of the Fund. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.25	$ 6.08	$ 6.91	$ 6.87	$ 5.87	$ 6.36
Income from Investment Operations
Net investment income E	.231	.453	.433	.470	.501	.472 I
Net realized and unrealized gain (loss)	(.051)	.216	(.284)	.130	.959	(.292) I
Total from investment operations	.180	.669	.149	.600	1.460	.180
Distributions from net investment income	-	(.499)	(.979)	(.560)	(.460)	(.670)
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 6.43	$ 6.25	$ 6.08	$ 6.91	$ 6.87	$ 5.87
Total Return B, C, D	2.88%	11.02%	2.31%	9.38%	26.75%	3.30%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.97%	.95%	.97%	.95%	.97%
Expenses net of fee waivers, if any	.93% A	.97%	.95%	.97%	.95%	.97%
Expenses net of all reductions	.93% A	.97%	.95%	.97%	.95%	.97%
Net investment income	7.25% A	7.14%	6.72%	7.17%	7.99%	8.38% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,026	$ 110,503	$ 86,757	$ 94,246	$ 76,383	$ 32,499
Portfolio turnover rate G	78% A	65%	95%	128%	130%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.68% to 8.38%. The reclassification has no impact on the net assets of the Fund. J Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.34	$ 6.16	$ 7.00	$ 6.47
Income from Investment Operations
Net investment income E	.235	.475	.455	.338
Net realized and unrealized gain (loss)	(.045)	.218	(.288)	.192
Total from investment operations	.190	.693	.167	.530
Distributions from net investment income	-	(.513)	(1.007)	-
Redemption fees added to paid in capitalE	-J	-	-	-
Net asset value, end of period	$ 6.53	$ 6.34	$ 6.16	$ 7.00
Total Return B, C, D	3.00%	11.27%	2.55%	8.19%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.71%	.70%	.71% A
Expenses net of fee waivers, if any	.68% A	.71%	.70%	.71% A
Expenses net of all reductions	.68% A	.71%	.70%	.71% A
Net investment income	7.49% A	7.39%	6.98%	7.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,097	$ 93	$ 83	$ 81
Portfolio turnover rate G	78% A	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Financial Highlights - Service Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.32	$ 6.14	$ 6.97	$ 6.45
Income from Investment Operations
Net investment income E	.232	.467	.447	.332
Net realized and unrealized gain (loss)	(.052)	.219	(.282)	.188
Total from investment operations	.180	.686	.165	.520
Distributions from net investment income	-	(.506)	(.995)	-
Redemption fees added to paid in capitalE	-J	-	-	-
Net asset value, end of period	$ 6.50	$ 6.32	$ 6.14	$ 6.97
Total Return B, C, D	2.85%	11.19%	2.53%	8.06%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.81%	.80%	.81% A
Expenses net of fee waivers, if any	.79% A	.81%	.80%	.81% A
Expenses net of all reductions	.79% A	.81%	.80%	.81% A
Net investment income	7.39% A	7.30%	6.88%	7.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,395	$ 92	$ 83	$ 81
Portfolio turnover rate G	78% A	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.25	$ 6.08	$ 6.91	$ 6.40
Income from Investment Operations
Net investment income E	.223	.453	.433	.322
Net realized and unrealized gain (loss)	(.043)	.214	(.282)	.188
Total from investment operations	.180	.667	.151	.510
Distributions from net investment income	-	(.497)	(.981)	-
Redemption fees added to paid in capitalE	-J	-	-	-
Net asset value, end of period	$ 6.43	$ 6.25	$ 6.08	$ 6.91
Total Return B, C, D	2.88%	10.99%	2.33%	7.97%
Ratios to Average Net AssetsF, I
Expenses before reductions	.96%A	.96%	.94%	.96% A
Expenses net of fee waivers, if any	.96%A	.96%	.94%	.96%A
Expenses net of all reductions	.96%A	.96%	.94%	.96%A
Net investment income	7.21%A	7.14%	6.73%	6.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,083	$ 92	$ 83	$ 81
Portfolio turnover rate G	78%A	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 207	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.34	$ 6.16	$ 6.54
Income from Investment Operations
Net investment income E	.239	.471	.193
Net realized and unrealized gain (loss)	(.049)	.220	(.089)
Total from investment operations	.190	.691	.104
Distributions from net investment income	-	(.511)	(.484)
Redemption fees added to paid in capitalE	-J	-	-
Net asset value, end of period	$ 6.53	$ 6.34	$ 6.16
Total Return B, C, D	3.00%	11.24%	1.60%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.80%	.82%A
Expenses net of fee waivers, if any	.75%A	.80%	.82%A
Expenses net of all reductions	.75%A	.79%	.82%A
Net investment income	7.42%A	7.31%	6.86%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,120	$ 78,122	$ 17,363
Portfolio turnover rate G	78%A	65%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

VIP Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/07	% of fund's investments 12/31/06	% of fund's investments 6/30/06
0 - 30	57.6	52.1	56.8
31 - 90	23.2	33.8	29.2
91 - 180	8.4	8.0	8.8
181 - 397	10.8	6.1	5.2
Weighted Average Maturity
	6/30/07	12/31/06	6/30/06
VIP Money Market Portfolio	63 Days	56 Days	48 Days
All Taxable Money Market Funds Average*	42 Days	41 Days	38 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
Corporate Bonds 0.6%	Corporate Bonds 1.0%
Commercial Paper 15.0%	Commercial Paper 21.9%
Bank CDs, BAs, TDs, and Notes 58.4%	Bank CDs, BAs, TDs, and Notes 62.0%
Government Securities 0.0%	Government Securities 0.5%
Repurchase Agreements 24.6%	Repurchase Agreements 14.8%
Other Investments 1.7%	Other Investments 0.7%
Net Other Assets** (0.3)%	Net Other Assets** (0.9)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

VIP Money Market Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.6%
Due Date	Yield (a)	Principal Amount	Value
Bell Trace Obligated Group
7/30/07	5.38% (c)	$ 14,055,000	$ 14,055,000
Certificates of Deposit - 18.1%

Domestic Certificates Of Deposit - 0.0%
Huntington National Bank, Columbus
10/29/07	5.35	1,500,000	1,500,000
London Branch, Eurodollar, Foreign Banks - 6.9%
Barclays Bank PLC
3/4/08	5.35	23,000,000	23,000,000
Bayerische Hypo-und Vereinsbank AG
11/5/07	5.35	14,000,000	14,000,000
Credit Agricole SA
11/19/07	5.35	8,000,000	7,998,215
Credit Industriel et Commercial
7/25/07 to 11/19/07	5.33 to 5.36	57,000,000	56,999,971
HBOS Treasury Services PLC
2/11/08	5.30	11,000,000	11,000,000
ING Bank NV
9/5/07 to 12/6/07	5.33 to 5.36	24,000,000	24,000,000
Landesbank Hessen-Thuringen
7/23/07	5.36	17,000,000	17,000,000
Societe Generale
10/2/07 to 1/3/08	5.30 to 5.32	19,000,000	19,000,000
			172,998,186
New York Branch, Yankee Dollar, Foreign Banks - 11.2%
Barclays Bank PLC
4/16/08 to 5/22/08	5.31 to 5.36	54,000,000	54,000,000
BNP Paribas SA
10/2/07	5.30	15,000,000	15,000,000
Credit Suisse First Boston
7/23/07 to 9/17/07	5.33 to 5.34 (c)	45,000,000	45,000,000
Credit Suisse Group
6/5/08	5.40	27,000,000	27,000,000
Deutsche Bank AG
11/21/07 to 4/24/08	5.31 to 5.40	61,000,000	61,000,001
HBOS Treasury Services PLC
2/11/08	5.30	11,000,000	11,000,000
Natexis Banques Populaires NY CD
1/7/08 to 6/17/08	5.36 to 5.40	37,000,000	37,000,000
Societe Generale
1/16/08 to 4/2/08	5.36 to 5.40	32,000,000	32,000,000
			282,000,001
TOTAL CERTIFICATES OF DEPOSIT			456,498,187
Commercial Paper - 15.0%
Due Date	Yield (a)	Principal Amount	Value
Apache Corp.
7/16/07	5.37% (b)	$ 4,000,000	$ 3,991,083
Aquifer Funding LLC
7/5/07 to 7/6/07	5.33	24,000,000	23,983,195
AstraZeneca PLC
9/10/07 to 9/28/07	5.34 to 5.36	35,000,000	34,580,592
Bavaria TRR Corp.
7/2/07 to 7/11/07	5.34 to 5.36	8,000,000	7,990,837
Brahms Funding Corp.
7/24/07 to 8/23/07	5.34 to 5.41	15,000,000	14,903,494
Burlington Northern Santa Fe Corp.
7/16/07	5.38 (b)	1,000,000	997,783
Citigroup Funding, Inc.
7/25/07 to 9/19/07	5.35	11,000,000	10,919,978
ConocoPhillips Qatar Funding Ltd.
8/29/07	5.40 (b)	1,000,000	991,281
DaimlerChrysler NA Holding Corp.
7/3/07 to 7/12/07	5.41	4,000,000	3,997,469
Davis Square Funding V Corp.
8/10/07	5.36	4,000,000	3,976,356
Devon Energy Corp.
7/20/07 to 9/14/07	5.37 to 5.44	11,993,000	11,927,737
Dominion Resources, Inc.
7/2/07 to 7/3/07	5.40 to 5.42	2,500,000	2,499,324
Duke Energy Corp.
7/20/07 to 9/27/07	5.40 to 5.44	8,000,000	7,966,947
Fortune Brands, Inc.
7/12/07 to 8/24/07	5.38	7,000,000	6,973,537
Giro Funding US Corp.
7/13/07 to 7/17/07	5.32 to 5.33	8,000,000	7,982,944
Grenadier Funding Corp.
8/28/07	5.33	4,000,000	3,966,102
Harrier Finance Funding LLC
10/17/07	5.32 (b)	13,000,000	12,798,175
Hypo Real Estate Bank International AG
7/10/07	5.37	3,000,000	2,996,025
ITT Corp.
7/30/07 to 8/9/07	5.39 to 5.40	2,000,000	1,989,951
Kellogg Co.
7/13/07 to 8/9/07	5.35 to 5.39	8,000,000	7,970,370
Kestrel Funding (US) LLC
10/29/07	5.32 (b)	22,000,000	21,620,133
Kraft Foods, Inc.
7/2/07 to 8/10/07	5.33 to 5.42	14,000,000	13,951,973
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Liberty Harbour II CDO Ltd.
7/16/07 to 7/26/07	5.36 to 5.37% (b)	$ 3,500,000	$ 3,489,979
Michigan Gen. Oblig.
10/4/07	5.41	4,100,000	4,100,000
Monsanto Co.
8/28/07	5.39	8,000,000	7,931,431
Monument Gardens Funding
8/3/07 to 9/27/07	5.33 to 5.35	24,168,000	23,968,255
National Grid USA
7/20/07 to 9/28/07	5.38 to 5.40	3,000,000	2,970,844
Nationwide Building Society
10/11/07	5.31	5,000,000	4,926,688
Nelnet Student Loan Funding LLC
7/19/07 to 8/21/07	5.36 to 5.37	5,000,000	4,967,183
Nightingale Finance LLC
8/24/07	5.35 (b)	1,000,000	992,058
Nissan Motor Acceptance Corp.
8/1/07 to 9/10/07	5.37 to 5.40	6,000,000	5,961,779
Pacific Gas & Electric Co.
7/31/07 to 8/6/07	5.39 to 5.40 (b)	2,000,000	1,990,163
Paradigm Funding LLC
7/24/07	5.35	5,000,000	4,983,357
Park Granada LLC
7/9/07	5.32	2,000,000	1,997,658
Park Sienna LLC
7/6/07 to 7/11/07	5.33 to 5.34	4,000,000	3,994,865
Rockies Express Pipeline LLC
7/2/07 to 9/27/07	5.40 to 5.50 (b)	9,500,000	9,456,270
SABMiller PLC
7/3/07 to 8/24/07	5.39 to 5.41	3,000,000	2,991,369
Spectra Energy Capital LLC
7/2/07 to 7/10/07	5.37 to 5.46 (b)	3,000,000	2,998,359
Stratford Receivables Co. LLC
7/11/07 to 8/10/07	5.34 to 5.38	18,000,000	17,932,233
Textron Financial Corp.
7/5/07 to 7/6/07	5.34	4,000,000	3,997,347
Textron, Inc.
7/9/07	5.35	2,000,000	1,997,638
Time Warner Cable, Inc.
7/9/07 to 9/24/07	5.39 to 5.45	13,000,000	12,889,442
Time Warner, Inc.
7/9/07 to 9/26/07	5.40 to 5.45 (b)	19,000,000	18,846,490

Due Date	Yield (a)	Principal Amount	Value
Virginia Electric & Power Co.
7/3/07	5.38%	$ 3,000,000	$ 2,999,105
White Pine Finance LLC
7/2/07	5.32 (b)	8,000,000	7,998,822
Wisconsin Energy Corp.
7/13/07 to 9/21/07	5.36 to 5.46	5,750,000	5,706,056
Xcel Energy, Inc.
10/10/07	5.49	2,000,000	1,970,037
XTO Energy, Inc.
7/9/07	5.40	1,250,000	1,248,520
Zenith Funding Corp.
9/5/07 to 9/7/07	5.34 (b)	6,000,000	5,941,737
TOTAL COMMERCIAL PAPER			378,222,971
Master Notes - 3.4%

Asset Funding Co. III LLC
7/5/07	5.38 to 5.39 (c)(g)	26,000,000	26,000,000
Bear Stearns & Co., Inc.
12/26/07	5.38 (c)	13,000,000	13,000,000
Countrywide Commercial Real Estate Finance, Inc.
7/2/07	5.53 (c)	28,000,000	28,000,000
Lehman Brothers Holdings, Inc.
7/11/07 to 10/29/07	5.43 to 5.53 (c)(g)	9,000,000	9,000,000
Lehman Commercial Paper, Inc.
7/2/07	5.53 (c)(g)	9,000,000	9,000,000
TOTAL MASTER NOTES			85,000,000
Medium-Term Notes - 32.5%

AIG Matched Funding Corp.
8/15/07	5.35 (c)	22,000,000	22,000,000
9/17/07 to 11/15/07	5.35 to 5.37 (b)(c)	26,000,000	26,000,000
Allstate Life Global Funding II
7/27/07	5.35 (b)(c)	1,000,000	1,000,000
Australia & New Zealand Banking Group Ltd.
7/23/07	5.34 (b)(c)	5,000,000	5,000,000
Banco Santander Totta SA
7/16/07	5.32 (b)(c)	15,000,000	15,000,000
Banesto SA
7/18/07	5.33 (b)(c)	12,000,000	12,000,000
Bank of New York Co., Inc.
7/27/07	5.38 (b)(c)	15,000,000	15,000,000
Banque Federative du Credit Mutuel (BFCM)
7/13/07	5.32 (b)(c)	12,000,000	12,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Bayerische Landesbank Girozentrale
7/16/07 to 8/20/07	5.37 to 5.40% (c)	$ 25,000,000	$ 25,000,000
BMW U.S. Capital LLC
7/16/07	5.34 (c)	2,000,000	2,000,000
7/5/07	5.30 (b)(c)	2,000,000	2,000,000
BNP Paribas SA
7/2/07	5.27 (c)	10,000,000	9,999,990
Caixa Catalunya
9/7/07	5.37 (c)	8,000,000	8,000,000
Caja de Ahorros Pens Barcelona
10/23/07	5.36 (b)(c)	19,000,000	19,000,000
Caja Madrid SA
7/19/07	5.36 (c)	7,000,000	7,000,000
Calyon New York Branch
7/2/07	5.26 (c)	8,000,000	7,999,991
7/30/07	5.28 (c)	18,000,000	17,993,750
CIT Group, Inc.
9/20/07	5.59 (c)	1,000,000	1,000,528
Commonwealth Bank of Australia
7/24/07	5.32 (c)	21,430,000	21,431,926
Compagnie Financiere du Credit Mutuel
9/10/07	5.35 (c)	7,000,000	7,000,000
Countrywide Bank, Alexandria Virginia
7/16/07 to 7/23/07	5.33 (c)	7,000,000	6,999,866
Credit Agricole SA
7/23/07	5.33 (c)	16,000,000	16,000,000
9/24/07	5.33 (b)(c)	9,000,000	9,000,000
Cullinan Finance Corp.
8/24/07 to 4/15/08	5.32 to 5.36 (b)(c)	31,000,000	30,999,395
Cullinan Finance Ltd./Corp.
5/27/08 to 6/12/08	5.35 to 5.40 (b)	24,000,000	24,000,000
DnB NOR Bank ASA
7/25/07	5.32 (b)(c)	27,000,000	26,999,957
Harrier Finance Funding LLC
7/11/07	5.30 (b)(c)	1,000,000	999,838
HBOS Treasury Services PLC
7/9/07	5.31 (b)(c)	10,600,000	10,599,434
9/24/07	5.43 (c)	20,000,000	20,000,000
HSBC Finance Corp.
7/6/07 to 7/24/07	5.33 to 5.37 (c)	26,000,000	26,000,000
HSBC USA, Inc.
7/16/07	5.32 (c)	5,000,000	5,000,000
HSH Nordbank AG
7/23/07	5.33 to 5.38 (b)(c)	20,000,000	19,999,992

Due Date	Yield (a)	Principal Amount	Value
ING USA Annuity & Life Insurance Co.
9/24/07	5.45% (c)(g)	$ 3,000,000	$ 3,000,000
Intesa Bank Ireland PLC
7/25/07	5.32 (b)(c)	20,000,000	20,000,000
K2 (USA) LLC
9/10/07	5.32 (b)(c)	6,000,000	5,999,885
Kestrel Funding PLC/US LLC
7/2/07	5.34 (b)(c)	1,000,000	1,000,000
Merrill Lynch & Co., Inc.
7/5/07 to 7/16/07	5.33 to 5.57 (c)	28,000,000	28,002,772
Metropolitan Life Global Funding I
7/6/07 to 7/30/07	5.35 to 5.43 (b)(c)	8,884,000	8,884,000
Morgan Stanley
7/2/07 to 9/7/07	5.38 to 5.44 (c)	29,073,000	29,076,153
National Rural Utils. Coop. Finance Corp.
7/5/07	5.30 (c)	1,000,000	1,000,000
Nightingale Finance Ltd./LLC
3/18/08	5.45 (b)	3,000,000	2,999,791
Nordea Bank AB
7/2/07	5.26 (c)	13,000,000	12,999,986
Pacific Life Global Funding
7/5/07	5.39 (b)(c)	3,000,000	3,000,822
RACERS
7/23/07	5.37 (b)(c)	15,000,000	15,000,000
Royal Bank of Scotland PLC
7/23/07	5.33 (b)(c)	10,000,000	10,000,000
Security Life of Denver Insurance Co.
8/28/07	5.45 (c)(g)	2,000,000	2,000,000
Sigma Finance, Inc.
7/13/07 to 9/28/07	5.32 to 5.33 (b)(c)	40,000,000	39,997,450
Skandinaviska Enskilda Banken AB
7/6/07 to 9/24/07	5.27 to 5.34 (c)	40,000,000	39,997,082
Societe Generale
7/2/07	5.27 (c)	20,000,000	19,999,985
7/2/07	5.31 (b)(c)	9,000,000	9,000,333
Southern Co.
9/20/07	5.37 (c)	2,000,000	2,000,000
UniCredito Italiano Bank (Ireland) PLC
7/9/07 to 7/16/07	5.33 to 5.34 (b)(c)	39,500,000	39,499,979
UniCredito Italiano SpA, New York
8/20/07 to 9/13/07	5.33 to 5.36 (c)	34,000,000	33,999,415
Verizon Communications, Inc.
9/17/07	5.36 (c)	14,000,000	14,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Washington Mutual Bank
8/16/07 to 8/20/07	5.34 to 5.40% (c)	$ 11,500,000	$ 11,500,740
8/24/07	5.34 (b)(c)	20,000,000	20,000,000
WestLB AG
7/10/07 to 9/28/07	5.38 to 5.41 (b)(c)	13,000,000	13,000,000
TOTAL MEDIUM-TERM NOTES			818,983,060
Short-Term Notes - 2.8%

Jackson National Life Insurance Co.
7/1/07	5.40 (c)(g)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/2/07 to 8/1/07	5.45 to 5.48 (c)(g)	15,000,000	15,000,000
Monumental Life Insurance Co.
7/2/07	5.46 to 5.49 (c)(g)	10,000,000	10,000,000
New York Life Insurance Co.
6/30/07	5.43 (c)(g)	30,000,000	30,000,000
Transamerica Occidental Life Insurance Co.
8/1/07	5.53 (c)(g)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			72,000,000
Asset-Backed Securities - 1.7%

Aardvark ABS CDO
7/6/07	5.40 (b)(c)	9,000,000	9,000,000
Le Monde CDO I PLC / LLC
7/5/07	5.35 (b)(c)	10,000,000	9,999,000
Master Funding Trust I
7/25/07 to 7/26/07	5.35 (c)	9,000,000	9,000,000
7/25/07	5.35 (b)(c)	2,000,000	2,000,000
PASA Funding 2007 Ltd.
7/9/07	5.33 (b)(c)	12,000,000	12,000,000
Wind Trust
7/25/07	5.32 (b)(c)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES			42,999,000
Municipal Securities - 1.6%

California Gen. Oblig. Participating VRDN
7/6/07	3.75 (c)(e)	2,000,000	2,000,000
Catholic Health Initiatives
8/8/07 to 9/6/07	5.34 to 5.37	10,700,000	10,700,000
Gainesville & Hall County Hosp. Auth. Rev., VRDN
7/6/07	3.74 (c)	3,000,000	3,000,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 2459
7/6/07	3.76 (c)(e)	7,000,000	6,999,999

Due Date	Yield (a)	Principal Amount	Value
New York City Hsg. Dev. Corp. Multi-family Mortgage Rev. Series A, VRDN
7/6/07	3.77% (c)(d)	$ 4,300,000	$ 4,300,000
Texas Gen. Oblig. Series E, VRDN
7/6/07	5.38 (c)	13,560,000	13,560,000
TOTAL MUNICIPAL SECURITIES			40,559,999
Repurchase Agreements - 24.6%
	Maturity Amount
In a joint trading account at 5.4% dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) #	$ 620,279	620,000
With:
Banc of America Securities LLC at:
5.43%, dated 6/29/07 due 7/2/07 (Collateralized by Commercial Paper Obligations valued at $104,040,001, 0%, 7/2/07 - 9/25/07)	102,046,155	102,000,000
5.51%, dated 6/29/07 due 7/2/07 (Collateralized by Mortgage Loan Obligations valued at $22,050,000, 6.52% - 9.32%, 4/25/35 - 10/25/46)	21,009,643	21,000,000
Citigroup Global Markets, Inc. at 5.43%, dated 6/29/07 due 7/2/07 (Collateralized by Commercial Paper Obligations valued at $116,280,000, 0%, 7/2/07 - 9/21/07)	114,051,538	114,000,000
Deutsche Bank Securities, Inc. at 5.36%, dated:
4/19/07 due 7/19/07 (Collateralized by Mortgage Loan Obligations valued at $6,300,000, 7.38%, 9/19/35)	6,081,293	6,000,000
4/30/07 due 7/30/07 (Collateralized by Equity Securities valued at $9,450,008)	9,121,940	9,000,000
5/2/07 due 8/7/07 (Collateralized by Mortgage Loan Obligations valued at $9,450,000, 5.54%, 6/10/46)	9,129,980	9,000,000
5/14/07 due 8/13/07 (Collateralized by Mortgage Loan Obligations valued at $12,600,001, 4.91% - 5.5%, 11/25/35 - 8/13/42)	12,162,587	12,000,000
5/15/07 due 8/14/07 (Collateralized by Mortgage Loan Obligations valued at $12,600,000, 5.5% - 6.8%, 11/25/35 - 7/25/46)	12,162,587	12,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at 5.36%, dated:
6/11/07 due 7/11/07 (Collateralized by Mortgage Loan Obligations valued at $7,350,001, 6.19% - 6.38%, 12/18/10 - 3/25/47)	$ 7,031,267	$ 7,000,000
Goldman Sachs & Co. at:
5.47%, dated 5/25/07 due 8/29/07 (Collateralized by Corporate Obligations valued at $6,120,001, 5.51%, 6/2/42) (c)(f)	6,087,520	6,000,000
5.48%, dated 5/24/07 due 8/31/07 (Collateralized by Corporate Obligations valued at $24,150,000, 7.38% - 7.63%, 5/15/11 - 6/1/16) (c)(f)	23,346,610	23,000,000
J.P. Morgan Securities, Inc. at 5.48%, dated 6/29/07 due 8/8/07 (Collateralized by Mortgage Loan Obligations valued at $19,047,086, 5.44% - 6.13%, 8/25/34 - 7/12/44) (c)(f)	18,109,600	18,000,000
Lehman Brothers, Inc. at:
5.32%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $7,350,121, 0.41% - 2.78%, 8/25/16 - 2/15/35)	7,094,134	7,000,000
5.36%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $5,253,425, 8.23%, 12/19/36)	5,067,744	5,000,000
5.41%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $6,120,140, 6.63% - 9.5%, 2/1/13 - 1/15/18) (c)(f)	6,164,103	6,000,000
5.5%, dated 6/29/07 due 7/2/07 (Collateralized by Commercial Paper Obligations valued at $76,446,755, 0%, 7/12/07 - 2/25/36)	74,033,917	74,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.43%, dated 6/29/07 due 7/2/07 (Collateralized by Corporate Obligations valued at $85,684,576, 5.25% - 7%, 6/25/12 - 9/1/22)	84,037,975	84,000,000
5.49%, dated 4/17/07 due 7/17/07 (Collateralized by Corporate Obligations valued at $13,696,551, 3.5% - 10.13%, 4/15/08 - 8/1/34) (c)(f)	13,180,408	13,000,000

	Maturity Amount	Value
With: - continued
Morgan Stanley & Co. at:
5.36%, dated 6/29/07 due 8/8/07 (Collateralized by Mortgage Loan Obligations valued at $19,047,086, 5.04% - 6.13%, 8/25/34 - 7/12/44)	$ 18,107,200	$ 18,000,000
5.45%, dated 6/29/07 due 7/2/07 (Collateralized by Commercial Paper Obligations valued at $76,446,755, 0%, 7/12/07 - 2/25/36)	74,033,608	74,000,000
TOTAL REPURCHASE AGREEMENTS		620,620,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,528,938,217)		2,528,938,217
NET OTHER ASSETS - (0.3)%		(6,912,827)
NET ASSETS - 100%		$ 2,522,025,390
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $544,092,209 or 21.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $121,000,000 or 4.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 5.38%, 7/5/07	11/7/06	$ 13,000,000
5.39%, 7/5/07	8/29/06	$ 13,000,000
ING USA Annuity & Life Insurance Co. 5.45%, 9/24/07	6/23/05	$ 3,000,000
Jackson National Life Insurance Co. 5.40%, 7/1/07	3/31/03	$ 7,000,000
Lehman Brothers Holdings, Inc.: 5.43%, 7/11/07	1/10/07	$ 6,000,000
5.53%, 10/29/07	12/11/06	$ 3,000,000
Lehman Commercial Paper, Inc. 5.53%, 7/2/07	3/29/07	$ 9,000,000
Metropolitan Life Insurance Co.: 5.45%, 7/2/07	3/26/02	$ 10,000,000
5.48%, 8/1/07	2/24/03	$ 5,000,000
Monumental Life Insurance Co.: 5.46%, 7/2/07	9/17/98	$ 5,000,000
5.49%, 7/2/07	3/12/99	$ 5,000,000
New York Life Insurance Co. 5.43%, 6/30/07	2/28/02 - 12/19/02	$ 30,000,000
Security Life of Denver Insurance Co. 5.45%, 8/28/07	8/26/05	$ 2,000,000
Transamerica Occidental Life Insurance Co. 5.53%, 8/1/07	4/28/00	$ 10,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$620,000 due 7/02/07 at 5.40%
ABN AMRO Bank N.V., New York Branch	$ 95,951
Bank of America, NA	143,929
Barclays Capital, Inc.	73,302
Bear Stearns & Co., Inc.	14,163
Citigroup Global Markets, Inc.	143,929
Countrywide Securities Corp.	76,762
Greenwich Capital Markets, Inc.	23,988
HSBC Securities (USA), Inc.	47,976
$ 620,000
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $342,158 of which $61,748, $174,987 and $105,423 will expire on December 31, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $620,620,000) - See accompanying schedule: Unaffiliated issuers (cost $2,528,938,217)		$ 2,528,938,217
Cash		22,680
Receivable for fund shares sold		4,048,840
Interest receivable		12,008,212
Prepaid expenses		4,937
Total assets		2,545,022,886

Liabilities
Payable for investments purchased	$ 19,000,000
Payable for fund shares redeemed	2,821,115
Distributions payable	347,156
Accrued management fee	475,441
Distribution fees payable	21,498
Other affiliated payables	195,603
Other payables and accrued expenses	136,683
Total liabilities		22,997,496

Net Assets		$ 2,522,025,390
Net Assets consist of:
Paid in capital		$ 2,522,302,065
Undistributed net investment income		55,840
Accumulated undistributed net realized gain (loss) on investments		(332,515)
Net Assets		$ 2,522,025,390

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,444,751,143 ÷ 1,445,058,206 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($42,133,246 ÷ 42,136,629 shares)	$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($88,184,270 ÷ 88,186,826 shares)	$ 1.00

Investor Class: Net Asset Value, offering price and redemption price per share ($946,956,731 ÷ 946,895,118 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

VIP Money Market Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest (including $94,782 from affiliated interfund lending)		$ 61,701,348

Expenses
Management fee	$ 2,692,818
Transfer agent fees	973,939
Distribution fees	129,408
Accounting fees and expenses	109,143
Custodian fees and expenses	21,457
Independent trustees' compensation	3,570
Audit	26,249
Legal	2,392
Miscellaneous	151,926
Total expenses before reductions	4,110,902
Expense reductions	(3,752)	4,107,150
Net investment income		57,594,198
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		9,643
Net increase in net assets resulting from operations		$ 57,603,841

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 57,594,198	$ 94,771,310
Net realized gain (loss)	9,643	46,850
Net increase in net assets resulting from operations	57,603,841	94,818,160
Distributions to shareholders from net investment income	(57,585,371)	(94,777,417)
Share transactions - net increase (decrease)	165,403,681	810,408,342
Total increase (decrease) in net assets	165,422,151	810,449,085

Net Assets
Beginning of period	2,356,603,239	1,546,154,154
End of period (including undistributed net investment income of $55,840 and undistributed net investment income of $47,013, respectively)	$ 2,522,025,390	$ 2,356,603,239

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.048	.030	.012	.010	.017
Distributions from net investment income	(.025)	(.048)	(.030)	(.012)	(.010)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	2.56%	4.87%	3.03%	1.21%	1.00%	1.69%
Ratios to Average Net Assets E
Expenses before reductions	.33% A	.33%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.33% A	.33%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.33% A	.33%	.29%	.29%	.29%	.29%
Net investment income	5.07% A	4.84%	3.00%	1.18%	1.00%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,444,751	$ 1,634,441	$ 1,347,642	$ 1,392,449	$ 1,817,440	$ 2,705,069

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.047	.029	.011	.009	.016
Distributions from net investment income	(.025)	(.047)	(.029)	(.011)	(.009)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	2.50%	4.76%	2.92%	1.10%	.90%	1.61%
Ratios to Average Net Assets E
Expenses before reductions	.44% A	.43%	.40%	.40%	.38%	.39%
Expenses net of fee waivers, if any	.44% A	.43%	.40%	.40%	.38%	.39%
Expenses net of all reductions	.44% A	.43%	.40%	.40%	.38%	.39%
Net investment income	4.96% A	4.73%	2.88%	1.08%	.91%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,133	$ 56,502	$ 20,987	$ 13,905	$ 19,606	$ 8,017

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Money Market Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.045	.027	.009	.007	.014
Distributions from net investment income	(.024)	(.045)	(.027)	(.009)	(.007)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	2.43%	4.61%	2.77%	.95%	.75%	1.45%
Ratios to Average Net Assets E
Expenses before reductions	.58% A	.58%	.54%	.55%	.54%	.54%
Expenses net of fee waivers, if any	.58% A	.58%	.54%	.55%	.54%	.54%
Expenses net of all reductions	.58% A	.58%	.54%	.55%	.54%	.54%
Net investment income	4.82% A	4.59%	2.90%	.93%	.75%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,184	$ 85,647	$ 51,301	$ 20,899	$ 3,068	$ 47,604

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.047	.016
Distributions from net investment income	(.025)	(.047)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	2.53%	4.81%	1.58%
Ratios to Average Net Assets F
Expenses before reductions	.39% A	.39%	.36% A
Expenses net of fee waivers, if any	.39% A	.39%	.36% A
Expenses net of all reductions	.39% A	.39%	.36% A
Net investment income	5.02% A	4.78%	3.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 946,957	$ 580,013	$ 126,224

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of VIP Variable Insurance Products Fund. VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III. VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio (the Funds) are funds of Variable Insurance Products Fund V (formerly of Variable Insurance Products Fund II). VIP Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (formerly of Variable Insurance Products Fund). Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio and VIP Money Market Portfolio reorganized into Variable Insurance Products Fund V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Funds' investment strategies or Fidelity Management & Research Company's (FMR) management of the Funds. The Variable Insurance Products Fund, Variable Insurance Products Fund III, and Variable Insurance Products Fund V (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. VIP High Income Portfolio also offers Initial Class R, Service Class R and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities
VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities, Mortgage Dollar Rolls, Repurchase Agreements, Restricted Securities, Swap Agreements
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments

A holdings listing for each Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by VIP Money Market are valued at amortized cost, which approximates value.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the current business day for VIP Money Market and executed through the end of the prior business day for all other VIP Funds. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statements of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

For VIP Money Market, dividends are declared daily and paid monthly from net investment income and distributions from realized gains, if any, are recorded on the ex-dividend date. Distributions from net investment income and realized gains are recorded on the ex-dividend date for all other VIP Funds. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Asset Manager	$ 1,742,645,554	$ 172,436,813	$ (7,984,191)	$ 164,452,622
VIP Asset Manager: Growth	205,267,430	25,777,971	(1,317,092)	24,460,879
VIP Balanced	482,556,310	69,977,956	(7,803,023)	62,174,933
VIP High Income	1,235,520,914	25,077,369	(19,913,489)	5,163,880
VIP Money Market	2,528,938,217	-	-	-

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the applicable fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain Funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. A Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Mortgage Dollar Rolls. To earn additional income, certain Funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including non Money Market Central Funds), other than short-term securities, U.S. government securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager	929,364,004	1,303,352,197
VIP Asset Manager: Growth	131,078,325	164,731,788
VIP Balanced	177,644,734	102,049,594
VIP High Income	513,276,530	585,625,197

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee.

For all funds except VIP Money Market, the management fee is the sum of an individual fund fee rate applied to the average net assets of each Fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .45% of the Fund's average net assets for VIP High Income, .30% for VIP Asset Manager: Growth, .25% for VIP Asset Manager, and .15% for VIP Balanced. The group fee rates averaged .26% for the equity funds and .12% for the fixed-income funds during the period.

For VIP Money Market the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases. During the period the income-based portion of the management fee was $1,335,426 or an annualized rate of .12% of the Fund's average net assets.

For the period each Fund's total annualized management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

VIP Asset Manager	.51%
VIP Asset Manager: Growth	.56%
VIP Balanced	.41%
VIP High Income	.57%
VIP Money Market	.24%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class and Service Class R's average net assets and .25% of Service Class 2 and Service Class 2 R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Service Class R	Service Class 2R
VIP Asset Manager	$ 9,734	$ 69,601	$ -	$ -
VIP Asset Manager: Growth	2,484	7,549	-	-
VIP Balanced	6,813	87,269	-	-
VIP High Income	131,094	141,331	2,361	390
VIP Money Market	23,671	105,737	-	-

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of the Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. The Investor Class of VIP Asset Manager, VIP Asset Manager: Growth and VIP Balanced pays a transfer agent fee equal to an annual rate of .18% of average net assets. The Investor Class of VIP High Income and VIP Money Market pays a transfer agent fee equal to an annual rate of .14%, and .12%, of average net assets, respectively. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

VIP Asset Manager
Initial Class	$ 661,904
Service Class	7,466
Service Class 2	21,800
Investor Class	28,259
$ 719,429
VIP Asset Manager: Growth
Initial Class	$ 72,713
Service Class	1,737
Service Class 2	3,092
Investor Class	8,767
$ 86,309

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

VIP Balanced
Initial Class	$ 97,191
Service Class	5,380
Service Class 2	25,010
Investor Class	105,778
$ 233,359
VIP High Income
Initial Class	$ 309,839
Service Class	87,980
Service Class 2	40,446
Initial Class R	755
Service Class R	1,557
Service Class 2R	102
Investor Class	65,923
$ 506,602
VIP Money Market
Initial Class	$ 487,696
Service Class	18,265
Service Class 2	28,592
Investor Class	439,386
$ 973,939

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager	$ 5,143
VIP Asset Manager: Growth	1,117
VIP Balanced	955

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP High Income	Borrower	$ 8,448,667	5.42%	$ 11,439
VIP Money Market	Lender	17,090,054	5.40%	-

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

VIP Asset Manager	$ 2,689
VIP Asset Manager: Growth	284
VIP Balanced	539
VIP High Income	1,697

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in either cash equivalents or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

VIP Asset Manager	$ 27,904
VIP Asset Manager: Growth	7,649
VIP Balanced	15,231

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangement	Custody expense reduction
VIP Asset Manager	$ 49,564	$ 1,657
VIP Asset Manager: Growth	6,577	482
VIP Balanced	2,843	1,366
VIP High Income	-	7,545
VIP Money Market	-	3,752

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Asset Manager	27%	1	20%
VIP Asset Manager: Growth	73%	-	-
VIP Balanced	71%	-	-
VIP High Income	27%	2	45%
VIP Money Market	74%	-	-

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to each of the Funds is not anticipated to have a material impact on such Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Asset Manager
From net investment income
Initial Class	$ 63,693,572	$ 63,434,414
Service Class	724,316	706,426
Service Class 2	1,592,037	1,331,968
Investor Class	835,500	301,562
Total	$ 66,845,425	$ 65,774,370
From net realized gain
Initial Class	$ 58,256,317	$ -
Service Class	687,641	-
Service Class 2	1,584,992	-
Investor Class	781,653	-
Total	$ 61,310,603	$ -
VIP Asset Manager: Growth
From net investment income
Initial Class	$ 4,782,900	$ 5,133,316
Service Class	110,233	109,477
Service Class 2	109,490	111,371
Investor Class	171,784	41,341
Total	$ 5,174,407	$ 5,395,505
VIP Balanced
From net investment income
Initial Class	$ 5,216,203	$ 5,648,168
Service Class	236,034	346,499
Service Class 2	1,023,200	759,239
Investor Class	1,777,033	446,991
Total	$ 8,252,470	$ 7,200,897
From net realized gain
Initial Class	$ 11,000,156	$ 9,229,031
Service Class	538,019	599,479
Service Class 2	2,375,971	1,395,661
Investor Class	3,812,318	714,043
Total	$ 17,726,464	$ 11,938,214

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

	Six months ended June 30, 2007	Year ended December 31, 2006
VIP High Income
From net investment income
Initial Class	$ -	$ 68,637,194
Service Class	-	20,731,877
Service Class 2	-	8,160,312
Initial Class R	-	6,935
Service Class R	-	6,854
Service Class 2R	-	6,779
Investor Class	-	5,703,608
Total	$ -	$ 103,253,559
VIP Money Market
From net investment income
Initial Class	$ 36,372,035	$ 73,972,014
Service Class	1,171,196	1,192,586
Service Class 2	2,026,214	3,206,476
Investor Class	18,015,926	16,406,341
Total	$ 57,585,371	$ 94,777,417

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Asset Manager
Initial Class
Shares sold	842,533	2,117,965	$ 13,049,429	$ 31,923,801
Reinvestment of distributions	8,102,983	4,291,909	121,949,889	63,434,414
Shares redeemed	(26,685,241)	(34,074,425)	(414,582,823)	(513,616,796)
Net increase (decrease)	(17,739,725)	(27,664,551)	$ (279,583,505)	$ (418,258,581)
Service Class
Shares sold	105,125	138,220	$ 1,638,985	$ 2,085,823
Reinvestment of distributions	94,382	48,056	1,411,957	706,426
Shares redeemed	(708,700)	(614,188)	(10,683,955)	(9,243,261)
Net increase (decrease)	(509,193)	(427,912)	$ (7,633,013)	$ (6,451,012)
Service Class 2
Shares sold	205,096	2,616,207	$ 3,117,456	$ 38,570,263
Reinvestment of distributions	214,230	91,356	3,177,029	1,331,968
Shares redeemed	(439,205)	(2,595,506)	(6,711,226)	(37,521,668)
Net increase (decrease)	(19,879)	112,057	$ (416,741)	$ 2,380,563
Investor Class
Shares sold	542,909	1,227,221	$ 8,423,513	$ 18,486,890
Reinvestment of distributions	107,738	20,431	1,617,154	301,562
Shares redeemed	(107,815)	(139,388)	(1,684,233)	(2,111,200)
Net increase (decrease)	542,832	1,108,264	$ 8,356,434	$ 16,677,252

Semiannual Report

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Asset Manager: Growth
Initial Class
Shares sold	101,756	471,898	$ 1,417,116	$ 6,042,415
Reinvestment of distributions	352,202	399,480	4,782,899	5,133,316
Shares redeemed	(1,732,523)	(5,386,526)	(24,160,152)	(70,711,679)
Net increase (decrease)	(1,278,565)	(4,515,148)	$ (17,960,137)	$ (59,535,948)
Service Class
Shares sold	13,514	20,643	$ 183,723	$ 268,081
Reinvestment of distributions	8,171	8,573	110,233	109,477
Shares redeemed	(52,731)	(95,735)	(733,674)	(1,232,677)
Net increase (decrease)	(31,046)	(66,519)	$ (439,718)	$ (855,119)
Service Class 2
Shares sold	73,472	122,361	$ 990,505	$ 1,590,518
Reinvestment of distributions	8,147	8,762	109,490	111,371
Shares redeemed	(91,540)	(125,933)	(1,240,665)	(1,612,989)
Net increase (decrease)	(9,921)	5,190	$ (140,670)	$ 88,900
Investor Class
Shares sold	356,578	550,642	$ 4,983,942	$ 7,124,044
Reinvestment of distributions	12,678	3,225	171,784	41,341
Shares redeemed	(158,037)	(148,989)	(2,258,396)	(1,944,955)
Net increase (decrease)	211,219	404,878	$ 2,897,330	$ 5,220,430
VIP Balanced
Initial Class
Shares sold	553,934	1,241,550	$ 8,662,713	$ 18,332,029
Reinvestment of distributions	1,074,643	1,039,636	16,216,359	14,877,199
Shares redeemed	(1,390,553)	(2,970,279)	(21,632,037)	(43,945,090)
Net increase (decrease)	238,024	(689,093)	$ 3,247,035	$ (10,735,862)
Service Class
Shares sold	2,745	12,787	$ 42,431	$ 183,548
Reinvestment of distributions	51,535	66,384	774,053	945,978
Shares redeemed	(131,493)	(399,681)	(2,038,534)	(5,859,260)
Net increase (decrease)	(77,213)	(320,510)	$ (1,222,050)	$ (4,729,734)
Service Class 2
Shares sold	1,946,833	3,031,190	$ 30,088,310	$ 44,688,943
Reinvestment of distributions	227,674	151,860	3,399,171	2,154,900
Shares redeemed	(329,843)	(2,335,926)	(5,086,685)	(34,243,751)
Net increase (decrease)	1,844,664	847,124	$ 28,400,796	$ 12,600,092
Investor Class
Shares sold	3,722,381	4,881,408	$ 58,023,926	$ 72,088,001
Reinvestment of distributions	371,385	81,248	5,589,351	1,161,034
Shares redeemed	(94,371)	(310,216)	(1,469,411)	(4,551,767)
Net increase (decrease)	3,999,395	4,652,440	$ 62,143,866	$ 68,697,268

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
VIP High Income
Initial Class
Shares sold	7,103,210	20,391,924	$ 46,302,933	$ 130,862,386
Reinvestment of distributions	-	10,827,982	-	68,637,194
Shares redeemed	(25,433,669)	(60,996,323)	(166,024,433)	(389,548,495)
Net increase (decrease)	(18,330,459)	(29,776,417)	$ (119,721,500)	$ (190,048,915)
Service Class
Shares sold	5,542,174	15,758,056	$ 35,927,682	$ 100,943,180
Reinvestment of distributions	-	3,286,143	-	20,731,877
Shares redeemed	(15,782,498)	(27,123,963)	(102,732,898)	(172,895,592)
Net increase (decrease)	(10,240,324)	(8,079,764)	$ (66,805,216)	$ (51,220,535)
Service Class 2
Shares sold	3,619,734	8,956,747	$ 23,229,499	$ 56,663,410
Reinvestment of distributions	-	1,307,892	-	8,160,311
Shares redeemed	(5,593,027)	(6,845,198)	(36,082,371)	(43,209,500)
Net increase (decrease)	(1,973,293)	3,419,441	$ (12,852,872)	$ 21,614,221
Initial Class R
Shares sold	1,727,851	-	$ 11,381,091	$ -
Reinvestment of distributions	-	1,095	-	6,935
Shares redeemed	(42,500)	-	(278,654)	-
Net increase (decrease)	1,685,351	1,095	$ 11,102,437	$ 6,935
Service Class R
Shares sold	3,265,269	-	$ 21,459,336	$ -
Reinvestment of distributions	-	1,087	-	6,854
Shares redeemed	(141,584)	-	(928,503)	-
Net increase (decrease)	3,123,685	1,087	$ 20,530,833	$ 6,854
Service Class 2R
Shares sold	168,743	-	$ 1,096,750	$ -
Reinvestment of distributions	-	1,087	-	6,779
Shares redeemed	(15,164)	-	(98,480)	-
Net increase (decrease)	153,579	1,087	$ 998,270	$ 6,779
Investor Class
Shares sold	5,337,932	10,403,901	$ 34,744,491	$ 66,865,919
Reinvestment of distributions	-	901,089	-	5,703,608
Shares redeemed	(3,703,352)	(1,794,789)	(24,226,479)	(11,485,726)
Net increase (decrease)	1,634,580	9,510,201	$ 10,518,012	$ 61,083,801

Semiannual Report

12. Share Transactions - continued

Transactions for each class of shares at $1.00 per share were as follows:

VIP Money Market
Initial Class
Shares sold	278,663,181	805,545,671
Reinvestment of distributions	36,428,949	73,673,472
Shares redeemed	(504,785,530)	(592,412,576)
Net increase (decrease)	(189,693,400)	286,806,567
Service Class
Shares sold	32,599,506	99,908,819
Reinvestment of distributions	1,180,992	1,179,497
Shares redeemed	(48,147,448)	(65,574,755)
Net increase (decrease)	(14,366,950)	35,513,561
Service Class 2
Shares sold	41,139,424	87,110,784
Reinvestment of distributions	2,037,328	3,189,428
Shares redeemed	(40,638,364)	(55,956,973)
Net increase (decrease)	2,538,388	34,343,239
Investor Class
Shares sold	394,817,760	560,339,731
Reinvestment of distributions	18,046,172	16,261,969
Shares redeemed	(45,938,289)	(122,856,725)
Net increase (decrease)	366,925,643	453,744,975

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio / VIP Asset Manager: Growth Portfolio / VIP Money Market Portfolio

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contracts and subadvisory agreements (together, the Advisory Contracts) for the funds in connection with reorganizing the funds from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under each fund's Advisory Contracts are identical to those in each fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the funds during the past year and that it will again consider renewal of the Advisory Contracts in June 2007 (for VIP Money Market) and July 2007 (for VIP Asset Manager and VIP Asset Manager: Growth).

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider each fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the funds from one Trust to another.

VIP High Income Portfolio/VIP Money Market Portfolio

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Semiannual Report

Resources Dedicated to Investment Management and Support Services (VIP High Income Portfolio). The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Resources Dedicated to Investment Management and Support Services (VIP Money Market Portfolio). The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services (VIP High Income Portfolio). The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Shareholder and Administrative Services (VIP Money Market Portfolio). The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

VIP High Income Portfolio

2006 Total Return % vs. Lipper VIP High Current Yield Funds and ML US HY Mstr II Const:

12.0
10.0
8.0
6.0
4.0
2.0
0.0
11.2
11.0
10.8
10.7
9.2
1 Year
30
25
20
15
10
5
0
26.2
25.2
24.2
25.7
21.6
3 Year
70
60
50
40
30
20
10
0
64.8
62.7
58.6
59.6
46.6
5 Year
75th %tile
Initial Class
Benchmark
Service Class 2
25th %tile

% Beaten	1 Year	3 Year	5 Year
Initial Class	89%	69%	89%
Initial Class R	91%	-	-
Service Class	85%	65%	86%
Service Class R	83%	-	-
Service Class 2	83%	56%	85%
Service Class 2 R	83%	-	-
Investor Class	89%	-	-

R classes commenced operations 4/14/2004 Investor Class commenced operations 7/21/2005

Note: 3 & 5 year returns reflect a blend of different indices.

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the relative investment performance of Initial Class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

VIP Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit the fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. The Board also recognized that the income-based component of VIP Money Market Portfolio's management fee varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP High Income Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

VIP: High Income
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
65
68
65
65
66
67
65
65
65
65
58
58
58
57
57
2002
2003
2004
2005
2006

	2002	2003	2004	2005	2006
TMG %	23%	23%	23%	21%	26%
Funds/Classes	67	67	65	63	66
ASPG Quartile	1st	1st	1st	1st	2nd

VIP Money Market Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

VIP: Money Market
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
45 46
44 45
43 45
45 45
45 45
20
20
20
20
23

	2002	2003	2004	2005	2006
TMG %	1%	1%	1%	3%	3%
Funds/Classes	99	89	86	81	76
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Initial Class R, Investor Class, Service Class, and Service Class R of VIP High Income Portfolio ranked below its competitive median for 2006, and the total expenses of each of Service Class 2 and Service Class 2 R of VIP High Income Portfolio ranked above its competitive median for 2006.

The Board noted that the total expenses of each of Initial Class, Service Class and Investor Class of VIP Money Market Portfolio ranked below its competitive median for 2006, and the total expenses of Service Class 2 of VIP Money Market Portfolio ranked above its competitive median for 2006.

Semiannual Report

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Asset Manager: Growth, Balanced,
Asset Manager, and High Income Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager: Growth, Balanced, Money Market,
and Asset Manager Portfolios

Fidelity Management & Research (U.K.) Inc.
Asset Manager: Growth, Balanced, and Asset Manager
Portfolios
Fidelity Research & Analysis Company
Asset Manager: Growth, Balanced, Asset Manager,
Money Market, and High Income Portfolios

Fidelity Investments Japan Limited
Asset Manager: Growth, Balanced, Asset Manager,
and High Income Portfolios

Fidelity International Investment Advisors
Asset Manager: Growth, Balanced, Money Market,
Asset Manager, and High Income Portfolios

Fidelity International Investment Advisors (U.K.) Limited
Asset Manager: Growth, Balanced, Money Market,
Asset Manager, and High Income Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
Money Market and High Income Portfolios

JPMorgan Chase Bank, New York, NY
Asset Manager: Growth, Balanced, and Asset Manager Portfolios

VIPGRP2-SANN-0807
1.803535.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 23, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 23, 2007